STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                     [The Hartford LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase
Series 1.5 of the Stag Accumulator Variable Universal Life insurance policy. Please read it carefully. Series 1.5 of Stag Accumulator Variable Universal Life will be available for purchase on or after August 1, 2003.

Stag Accumulator Variable Universal Life is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

X Flexible premium, because you may add payments to your policy after the first payment.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  AIM V.I. Mid Cap Core Equity Fund Sub-Account               Series I of the AIM V.I. Mid Cap Core Equity Fund
                                                              of the A I M Variable Insurance Funds
  AIM V.I. Premier Equity Fund Sub-Account                    Series I of the AIM V.I. Premier Equity Fund of
                                                              the A I M Variable Insurance Funds
  American Funds Asset Allocation Fund Sub-Account            Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  American Funds Blue Chip Income and Growth Fund             Class 2 of the Blue Chip Income and Growth Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Bond Fund Sub-Account                        Class 2 of the Bond Fund of American Funds
                                                              Insurance Series
  American Funds Global Growth Fund Sub-Account               Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Fund             Class 2 of the Global Small Capitalization Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Growth Fund Sub-Account                      Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds Growth-Income Fund Sub-Account               Class 2 of the Growth-Income Fund of American
                                                              Funds Insurance Series
  American Funds International Fund Sub-Account               Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds New World Fund Sub-Account                   Class 2 of the New World Fund of American Funds
                                                              Insurance Series
  Franklin Small Cap Value Securities Fund Sub-Account        Class 2 of the Franklin Small Cap Value Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Advisers HLS Fund Sub-Account                      Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond HLS Fund Sub-Account                          Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation HLS Fund Sub-Account          Class IA of Hartford Capital Appreciation HLS
                                                              Fund, Inc.
  Hartford Disciplined Equity HLS Fund Sub-Account            Class IA of Hartford Disciplined Equity HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Dividend and Growth HLS Fund Sub-Account           Class IA of Hartford Dividend and Growth HLS Fund,
                                                              Inc.
  Hartford Growth Opportunities HLS Fund Sub-Account          Class IA shares of Hartford Growth Opportunities
                                                              HLS Fund of Hartford HLS Series Fund II, Inc.

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Hartford Index HLS Fund Sub-Account                         Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities HLS Fund Sub-Account   Class IA of Hartford International Opportunities
                                                              HLS Fund, Inc.
  Hartford International Small Company HLS Fund Sub-Account   Class IA shares of Hartford International Small
                                                              Company HLS Fund of Hartford Series Fund, Inc.
  Hartford MidCap HLS Fund Sub-Account*                       Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford MidCap Value HLS Fund Sub-Account                  Class IA shares of Hartford MidCap Value HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Money Market HLS Fund Sub-Account                  Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities HLS Fund Sub-Account           Class IA of Hartford Mortgage Securities HLS Fund,
                                                              Inc.
  Hartford Small Company HLS Fund Sub-Account                 Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock HLS Fund Sub-Account                         Class IA of Hartford Stock HLS Fund, Inc.
  Hartford Value Opportunities HLS Fund Sub-Account           Class IA shares of Hartford Value Opportunities
                                                              HLS Fund of Hartford Series Fund II, Inc.
  MFS New Discovery Series Sub-Account                        Initial Class of the MFS-Registered Trademark- New
                                                              Discovery Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust(SM)
  MFS Total Return Series Sub-Account                         Initial Class of the MFS-Registered Trademark-
                                                              Total Return Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust(SM)
  Mutual Shares Securities Fund Sub-Account                   Class 2 of the Mutual Shares Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Putnam VT Capital Opportunities Sub-Account                 Class IB of Putnam VT Capital Opportunities Fund
                                                              of Putnam Variable Trust
  Putnam VT Equity Income Sub-Account                         Class IB of Putnam VT Equity Income Fund of Putnam
                                                              Variable Trust
  Putnam VT Global Equity Fund Sub-Account                    Class IB of Putnam VT Global Equity Fund of Putnam
                                                              Variable Trust
  Putnam VT Growth and Income Fund Sub-Account                Class IB of Putnam VT Growth and Income Fund of
                                                              Putnam Variable Trust
  Putnam VT High Yield Fund Sub-Account                       Class IB of Putnam VT High Yield Fund of Putnam
                                                              Variable Trust
  Putnam VT Income Fund Sub-Account                           Class IB of Putnam VT Income Fund of Putnam
                                                              Variable Trust
  Putnam VT International Equity Fund Sub-Account             Class IB of Putnam VT International Equity Fund of
                                                              Putnam Variable Trust
  Putnam VT New Opportunities Fund Sub-Account                Class IB of Putnam VT New Opportunities Fund of
                                                              Putnam Variable Trust
  Putnam VT Voyager Fund Sub-Account                          Class IB of Putnam VT Voyager Fund of Putnam
                                                              Variable Trust
  Fidelity VIP Equity-Income Portfolio Sub-Account            Initial Class of Fidelity VIP Equity-Income
                                                              Portfolio

* Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

-  a bank deposit or obligation;

-  federally insured; or

-  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 3, 2004.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 9
----------------------------------------------------------------------
  Separate Account VL I                                           9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
  The Fixed Account                                              12
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
YOUR POLICY                                                      14
----------------------------------------------------------------------
PREMIUMS                                                         18
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 19
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              20
----------------------------------------------------------------------
LOANS                                                            21
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          21
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       22
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                26
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        27
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              28
----------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

-  Level Option: The death benefit equals the current Face Amount.

- Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy.

- Return of Premium Option: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 41 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and are subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Federal Tax Considerations."

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Front-end Sales Load                       When you pay premium.                      6% of each premium payment in all policy
                                                                                      years.
Tax Charge on Premium Payments             When you pay premium.                      A percent of premium which varies by
                                                                                      your state and municipality of
                                                                                      residence. The range of tax charge is
                                                                                      generally between 0% and 4%.
                                                                                      This rate will change if your state or
                                                                                      municipality changes its tax charges. It
                                                                                      may change if you change your state or
                                                                                      municipality of residence.
Surrender Charge (1)                       When you surrender your policy during      Minimum Charge
                                           the first nine policy years.               $3.00 per $1,000 of the initial Face
                                           When you make certain Face Amount          Amount for a 10-year-old female
                                           decreases during the first nine policy     non-smoker.
                                           years.                                     Maximum Charge
                                           When you take certain withdrawals during   $45.00 per $1,000 of the initial Face
                                           the first nine policy years.               Amount for an 85-year-old male smoker.
                                                                                      Charge for a representative insured
                                                                                      $23.00 per $1,000 of the initial Face
                                                                                      Amount for a 50-year-old male preferred
                                                                                      non-smoker.
Face Amount Increase Fee                   Each month for 12 months beginning on      The monthly fee is $0.50 per $1,000 of
                                           the effective date of any unscheduled      Face Amount Increase.
                                           increase in Face Amount you request.
Transfer Fees                              When you make a transfer after the first   $25 per transfer.*
                                           transfer in any month.
Withdrawal Charge                          When you take a withdrawal.                $10 per withdrawal.

*   Not currently being deducted.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   Minimum Charge
                                                                                      $0.14 per $1,000 of the net amount at
                                                                                      risk for a 25-year-old female preferred
                                                                                      non-smoker in the first year.
                                                                                      Maximum Charge
                                                                                      $158.00 per $1,000 of the net amount at
                                                                                      risk for an 85-year-old male smoker in
                                                                                      the first year.
                                                                                      Charge for a representative insured
                                                                                      $0.49 per $1,000 of the net amount at
                                                                                      risk for a 50-year-old male preferred
                                                                                      non-smoker in the first year.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Mortality and Expense Risk Charge (which   Monthly.                                   Minimum Charge
is the sum of both (a) and (b)). (1)                                                  (a) 0.80% per year of the Sub-Account
                                                                                      accumulated value in the first year
                                                                                      (deducted on a monthly basis at a rate
                                                                                      of 1/12 of 0.80%); plus
                                                                                      (b) $2.00 per $1,000 of initial Face
                                                                                      Amount (deducted on a monthly basis at a
                                                                                      rate of $0.1667 per month) during the
                                                                                      first year for a 1-year old.
                                                                                      Maximum Charge
                                                                                      (a) 0.80% per year of the Sub-Account
                                                                                      accumulated value in the first year
                                                                                      (deducted on a monthly basis at a rate
                                                                                      of 1/12 of 0.80%); plus
                                                                                      (b) $24.00 per $1,000 of initial Face
                                                                                      Amount (deducted on a monthly basis at a
                                                                                      rate of $2.00 per month) during the
                                                                                      first year for a 75-year-old male
                                                                                      smoker.
                                                                                      Charge for a representative insured
                                                                                      (a) 0.80% per year of the Sub-Account
                                                                                      accumulated value in the first year
                                                                                      (deducted on a monthly basis at a rate
                                                                                      of 1/12 of 0.80%); plus
                                                                                      (b) $5.00 per $1,000 of initial Face
                                                                                      Amount (deducted on a monthly basis at a
                                                                                      rate of $0.4167 per month) during the
                                                                                      first year for a 50-year-old male
                                                                                      preferred non-smoker.
Administrative Charge                      Monthly.                                                     $10
Loan Interest Rate (2)                     Monthly if you have taken a loan on your   5.5%
                                           policy


             RIDER CHARGES                         WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Enhanced No Lapse Guarantee Rider (1)      Monthly.                                   Minimum Charge
                                                                                      $0.01 per $1,000 of Face Amount for a
                                                                                      1-year-old.
                                                                                      Maximum Charge
                                                                                      $0.06 per $1,000 of Face Amount for an
                                                                                      80-year old.
                                                                                      Charge for a representative insured
                                                                                      $0.01 per $1,000 of Face Amount for a
                                                                                      50-year old.
Waiver of Specified Amount Disability      Monthly.                                   Minimum Charge
Benefit Rider (1)                                                                     $0.04 per $1 of specified amount for a
                                                                                      20-year-old male in the first year.
                                                                                      Maximum Charge
                                                                                      $0.20 per $1 of specified amount for a
                                                                                      64-year-old female in the first year.
                                                                                      Charge for a representative insured
                                                                                      $0.09 per $1 of specified amount for a
                                                                                      50-year-old male in the first year.
Term Insurance                             Monthly.                                   Minimum Charge
Rider (1)                                                                             $0.14 per $1,000 of the net amount at
                                                                                      risk for a 25-year-old female preferred
                                                                                      non-smoker in the first year.
                                                                                      Maximum Charge
                                                                                      $158.98 per $1,000 of the net amount at
                                                                                      risk for an 85-year-old male smoker in
                                                                                      the first year.
                                                                                      Charge for a representative insured
                                                                                      $0.49 per $1,000 of the net amount at
                                                                                      risk for a 50-year-old male preferred
                                                                                      non-smoker in the first year.
Accidental Death                           Monthly.                                   Minimum Charge
Benefit Rider (1)                                                                     $1.00 per $1,000 of the net amount at
                                                                                      risk for a 10-year-old in the first
                                                                                      year.
                                                                                      Maximum Charge
                                                                                      $2.16 per $1,000 of the net amount at
                                                                                      risk for a 60-year-old in the first
                                                                                      year.
                                                                                      Charge for a representative insured
                                                                                      $1.54 per $1,000 of the net amount at
                                                                                      risk for a 50-year-old in the first
                                                                                      year.
Deduction Amount Waiver (1)                Monthly.                                   Minimum Charge
                                                                                      6.9% of the monthly deduction amount for
                                                                                      a 20-year-old male in the first year.
                                                                                      Maximum Charge
                                                                                      34.5% of the monthly deduction amount
                                                                                      for a 60-year-old female in the first
                                                                                      year.
                                                                                      Charge for a representative insured
                                                                                      12.6% of the monthly deduction amount
                                                                                      for a 50-year-old male in the first
                                                                                      year.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.
(2) During policy years 1-10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.5% for Preferred Indebtedness and 3.75% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                MINIMUM        MAXIMUM
-----------------------------------------------------------------------------------------
Total Fund Operating Expenses                                        0.44%          2.21%
-----------------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)

                                                                           TOTAL ANNUAL
                                                                             FUND
                                                                           OPERATING
                                                                           EXPENSES
                                                    12B-1                  (BEFORE                         TOTAL
                                                    DISTRIBUTION           CONTRACTUAL     CONTRACTUAL     ANNUAL
                                                    AND/OR                 FEE WAIVERS     FEE WAIVERS     FUND
                                       MANAGEMENT   SERVICING   OTHER      OR EXPENSE      OR EXPENSE      OPERATING
                                        FEES         FEES       EXPENSES   REIMBURSEMENTS) REIMBURSEMENTS  EXPENSES
-------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation
  Fund -- Class 2                        0.40%        0.25%      0.02%         0.67%            N/A         0.67%
-------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and
  Growth Fund -- Class 2 (1)             0.50%        0.25%      0.01%         0.76%            N/A         0.76%
-------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2      0.45%        0.25%      0.02%         0.72%            N/A         0.72%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund --
  Class 2                                0.66%        0.25%      0.04%         0.95%            N/A         0.95%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund -- Class 2         0.80%        0.25%      0.03%         1.08%            N/A         1.08%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund --
  Class 2                                0.37%        0.25%      0.02%         0.64%            N/A         0.64%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund --
  Class 2                                0.33%        0.25%      0.01%         0.59%            N/A         0.59%
-------------------------------------------------------------------------------------------------------------------
American Funds International Fund --
  Class 2                                0.57%        0.25%      0.06%         0.88%            N/A         0.88%
-------------------------------------------------------------------------------------------------------------------
American Funds New World Fund --
  Class 2                                0.85%        0.25%      0.07%         1.17%            N/A         1.17%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
  Series I                               0.73%         N/A       0.34%         1.07%           0.00%        1.07%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund --
  Series I                               0.61%         N/A       0.24%         0.85%           0.00%        0.85%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income
  Portfolio (2)                          0.48%        0.00%      0.09%         0.57%            N/A         0.57%
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund --
  Class 2 (3)                            0.60%        0.25%      0.20%         1.05%            N/A         1.05%
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities
  Fund -- Class 2                        0.57%        0.25%      0.19%         1.01%           0.02%        0.99%
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund --
  Class IA                               0.63%         N/A       0.04%         0.67%            N/A         0.67%
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA       0.47%         N/A       0.03%         0.50%            N/A         0.50%
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS
  Fund -- Class IA                       0.64%         N/A       0.05%         0.69%            N/A         0.69%
-------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS
  Fund -- Class IA                       0.73%         N/A       0.05%         0.78%            N/A         0.78%
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS
  Fund -- Class IA                       0.65%         N/A       0.04%         0.69%            N/A         0.69%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS
  Fund -- Class IA                       0.62%         N/A       0.02%         0.64%            N/A         0.64%
-------------------------------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           TOTAL ANNUAL
                                                                             FUND
                                                                           OPERATING
                                                                           EXPENSES
                                                    12B-1                  (BEFORE                         TOTAL
                                                    DISTRIBUTION           CONTRACTUAL     CONTRACTUAL     ANNUAL
                                                    AND/OR                 FEE WAIVERS     FEE WAIVERS     FUND
                                       MANAGEMENT   SERVICING   OTHER      OR EXPENSE      OR EXPENSE      OPERATING
                                        FEES         FEES       EXPENSES   REIMBURSEMENTS) REIMBURSEMENTS  EXPENSES
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA      0.40%         N/A       0.04%         0.44%            N/A         0.44%
-------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities
  HLS Fund -- Class IA                   0.73%         N/A       0.10%         0.83%            N/A         0.83%
-------------------------------------------------------------------------------------------------------------------
Hartford International Small Company
  HLS Fund -- Class IA                   0.85%         N/A       0.38%         1.23%            N/A         1.23%
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund -- Class IA     0.68%         N/A       0.04%         0.72%            N/A         0.72%
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund --
  Class IA                               0.79%         N/A       0.04%         0.83%            N/A         0.83%
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund --
  Class IA                               0.45%         N/A       0.04%         0.49%            N/A         0.49%
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS
  Fund -- Class IA                       0.45%         N/A       0.04%         0.49%            N/A         0.49%
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund --
  Class IA                               0.72%         N/A       0.04%         0.76%            N/A         0.76%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA      0.46%         N/A       0.03%         0.49%            N/A         0.49%
-------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS
  Fund -- Class IA                       0.68%         N/A       0.03%         0.71%            N/A         0.71%
-------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New
  Discovery Series -- Initial Class      0.90%         N/A       0.14%         1.04%            N/A         1.04%
-------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total
  Return Series -- Initial Class         0.75%         N/A       0.09%         0.84%            N/A         0.84%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities
  Fund -- Class IB (4)                   0.65%        0.25%      1.31%         2.21%           0.91%        1.30%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund --
  Class IB (4)                           0.65%        0.25       0.67%         1.57%           0.27%        1.30%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund --
  Class IB                               0.77%        0.25%      0.15%         1.17%            N/A         1.17%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund --
  Class IB                               0.48%        0.25%      0.05%         0.78%            N/A         0.78%
-------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund --
  Class IB                               0.67%        0.25%      0.11%         1.03%            N/A         1.03%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund -- Class IB        0.59%        0.25%      0.09%         0.93%            N/A         0.93%
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity
  Fund -- Class IB                       0.76%        0.25%      0.18%         1.19%            N/A         1.19%
-------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund --
  Class IB                               0.59%        0.25%      0.08%         0.92%            N/A         0.92%
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IB       0.55%        0.25%      0.07%         0.87%            N/A         0.87%
-------------------------------------------------------------------------------------------------------------------

(1) Capital Research and Management Company voluntarily reduced fees for investment advisory services. With this fee waiver, the Total Annual Fund Operating Expense for this Fund would be 0.74%.

(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the "Total Annual Fund Operating Expenses" for the fund would be: 0.62% for Fidelity VIP Asset Manager Portfolio; 0.65% for Fidelity VIP Contrafund-Registered Trademark- Portfolio; 0.56% for Fidelity VIP Equity-Income Portfolio; 0.86% for Fidelity VIP Overseas Portfolio. These offsets may be discontinued at any time.

(3) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(4) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING        BASIS OF RATING
---------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              7/17/03         A       Financial strength
---------------------------------------------------------------------------
 Standard & Poor's         12/01/03        AA-      Financial security
                                                    characteristics
---------------------------------------------------------------------------
 Fitch                      1/09/04        AA       Claims paying ability
---------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Policy. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND* -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

* Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index.

INVESTMENT ADVISORS -- The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan
Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Equity-Income Portfolio.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current sales load is 4.0%. The maximum sales load is 6.0%.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the policy specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative charge is $7.50. The maximum administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the current accumulated value mortality and expense risk rate is 1/12 of 0.65% per month. The maximum rate during the first 10 years is 0.80% per month. For years 11-20, the current rate is 1/12 of 0.35% per month. The maximum rate during years 11-20 is 1/12 of 0.50% per month. Thereafter, the current rate is 0.00% per month. The maximum rate after 20 years is 0.00% per month.

During the first 5 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on the Insured's initial Face Amount, issue age, Death Benefit Option, sex, and insurance class. The charge is on the policy specification pages of the contract. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the Insured. The monthly increase per $1,000 is on the policy specification pages of the contract.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the policy specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on the Insured's age, Death Benefit Option, sex, and insurance class on

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the date of issue. The surrender charges by policy year are on the policy specification pages of the contract. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may transfer Account Value once a month without a charge. Although we do not currently do so, we may charge up to $25 for each transfer in excess of one per calendar month. We reserve the right to limit the size of transfers, remaining balances and to limit the number and frequency of transfers.

LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be
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  accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the procedure to your policy during each policy year.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static
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16                                               HARTFORD LIFE INSURANCE COMPANY
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model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ENHANCED NO-LAPSE GUARANTEE RIDER -- This rider lets you to choose a longer No-Lapse Guarantee Period. We call the longer No-Lapse Guarantee Period that you may choose with this rider the "Extended No-Lapse Guarantee Period". This rider also gives you an Additional No-Lapse Protection Benefit.

  Your policy already has a No-Lapse Guarantee. That No-Lapse Guarantee is available as long as:

  - Your policy is in what we call the No-Lapse Guarantee Period. The No-Lapse Guarantee Period is the lesser of 5 years from your policy's effective date, or until the insured is age 80; and

  - On each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount we call the Cumulative No-Lapse Guarantee Premium.

  The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. We calculate it on each Monthly Activity Date. When we issue your policy, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium shown on your policy's specifications page. We call it "cumulative" because on each new Monthly Activity Date it is the previous Monthly Activity Date's Cumulative No-Lapse Guarantee Premium plus the No-Lapse Guarantee Premium shown on your policy's specifications page.

  If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

  - All riders will terminate;

  - The Death Benefit Option becomes Level;

  - The Death Benefit will equal the current Face Amount; and

  - Any future scheduled Increases in the Face Amount will be canceled.

  The No-Lapse Guarantee terminates at the end of the No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

  If you want to know more about the policy's No-Lapse Guarantee you should read about it in the Lapse and Reinstatement section of the prospectus.

  The Enhanced No-Lapse Guarantee Rider lets you choose an Extended No-Lapse Guarantee Period. You may choose an Extended No-Lapse Guarantee Period that is for the life of your policy or you may choose one of the Extended No-Lapse Guarantee Periods described below:

  - If the insured is age 70 or younger, you may choose an Extended No Lapse Guarantee Period that is the lesser of 20 years or until the insured is age 80.

  - If the insured is older than age 70, you may choose an Extended No Lapse Guarantee Period that is the lesser of 10 years or until the insured is age 90.

  If the Extended No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Extended No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

  - All riders (other than the Enhanced No-Lapse Guarantee Rider) will terminate;

  - The Death Benefit Option becomes Level;

  - The Death Benefit will equal the current Face Amount; and

  Any future scheduled Increases in the Face Amount will be canceled.

  The Enhanced No-Lapse Guarantee Rider also gives you the Additional No-Lapse Protection Benefit. The Additional No-Lapse Protection Benefit guarantees that your policy will remain in force if the Extended No-Lapse Guarantee terminates.

  The Extended No-Lapse Guarantee terminates at the end of the Extended No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the Extended No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.
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  The Additional No-Lapse Protection Benefit is available for a period of time we call the Additional No-Lapse Protection Benefit Period, unless it is terminated earlier.

  The Additional No Lapse Protection Benefit Period is equal to the length of time your policy would remain in force if your policy's Account Value less any Indebtedness was credited with interest at a rate of 4.5% per year and subject to all applicable charges at the maximum rates. The beginning Account Value for this calculation is the Account Value on the date the Extended No-Lapse Guarantee goes into default or terminates, whichever is earlier.

  We will send you a notice when the Extended No Lapse Guarantee terminates, telling you how long your Additional No Lapse Protection Benefit Period will be.

  The Additional No Lapse Protection Benefit terminates at the end of the Additional No Lapse Protection Benefit Period. It also terminates if you take a loan or withdrawal from your policy, change the Death Benefit Option from Option A to Option B, increase your policy's Face Amount, add any Optional Supplemental Benefit or increase an Optional Supplemental Benefit during the Additional No Lapse Protection Benefit Period.

  You may only elect this Enhanced No Lapse Guarantee Rider at the time you purchase your policy. The charge for this rider is based on your policy's Face Amount.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the policy becomes totally disabled, we will credit the policy with an amount equal to the benefit defined in your policy for as long as the insured remains totally disabled. The charge for this rider will continue to be deducted from the Account Value during the total disability of the person insured by the policy until the rider terminates.

- TERM INSURANCE RIDER -- We will pay the life insurance benefit upon receipt of proof of death of the insured. You can add the Term Insurance Rider to your policy to increase its Face Amount. Your current charges for your policy with the Term Insurance Rider will be lower than the current charges that you would pay for a single policy with an equal Face Amount. However, the Term Insurance Rider is not covered by your policy's No-Lapse Guarantee.

- ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled. Riders may not be available in all states.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement option.

FIRST OPTION -- Interest Income

Payments of interest at the rate we declare (but not less than 3% per year) on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.
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At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance;

- any loans will continue to accrue interest and become part of Indebtedness;

- no future Monthly Deduction Amounts will be deducted; and

- no further premium payments will be accepted.

All additional benefits provided by rider will deem to have terminated at the scheduled maturity date.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payments will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market HLS Fund Sub-Account on the later of the policy date or the date we receive the initial premium payment. We will then allocate the value in the Hartford Money Market HLS Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show
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how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B,
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the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option. We reserve the right to require evidence of insurability satisfactory to us before a change in your death benefit option becomes effective.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                   A           B
-----------------------------------------------------
 Face Amount                    $100,000    $100,000
-----------------------------------------------------
 Account Value                    46,500      34,000
-----------------------------------------------------
 Specified Percentage               250%        250%
-----------------------------------------------------
 Death Benefit Option              Level       Level
-----------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount of your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the insured.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred         0.25%
----------------------------------------------------------

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD -- During the first three policy years, your policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the fourth policy year and thereafter, your policy will be in default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premium that will be required to continue the policy in force. The premium required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the date the Policy Grace period began. If the No-Lapse Guarantee is available and sufficient premium has not been paid by the end of the Grace Period, the death benefit option will become level, any policy riders will terminate and any future unscheduled increases are cancelled. If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the No-Lapse Guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative No-Lapse Guarantee Premium.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee will be deemed to be in default as of that Monthly Activity Date and the No-Lapse Guarantee Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the No-Lapse Guarantee.

The No-Lapse Guarantee will be removed from the policy at the end of the No-Lapse Guarantee Grace Period if we have not

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
received the amount of premium required to continue such guarantee.

NO-LAPSE GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

- the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

The No-Lapse Guarantee is available to insureds aged 16 to 79.

The length of the No-Lapse Guarantee Period is the lesser of 5 years from your policy's effective date, and to age 80. The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Death Benefit will equal the current Face Amount; and

- any future scheduled Increases in the Face Amount will be canceled.

As long as the policy remains in default and the No-Lapse Guarantee is available, the No-Lapse Guarantee will remain in effect on each subsequent Monthly Activity Date. You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

Your specific No-Lapse Guarantee Premium is described on the specifications page of your policy.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

- the Cash Value at the time of policy termination; plus

- net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

FINANCIAL STATEMENTS

Financial statements of the Separate Account and Hartford may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

Hartford Life Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------
assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

HARTFORD LIFE INSURANCE COMPANY                                               25
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In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the policy owner is considered to be the owner of the assets for tax purposes, the policy owner will be subject to income tax on annual increases in cash value.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue
Ruling 2003-91 generally follows earlier rulings that say that the policy owner should not have the ability to select and control investments. Revenue
Ruling 2003-92 concerns specific separate account investments that could cause the policy owner to be treated as the owner of these investments.

Despite the release of these rulings, there continues to be some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In September 2003 the IRS issued final regulations relating to the taxation of split-dollar insurance arrangements. The regulations generally apply to arrangements entered into (or "materially modified") after September 17, 2003. The final regulations define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where (1) one party pays any portion of the premiums and at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and either (i) the employee (or service provider) has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such service provider or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and either (i) the shareholder has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.

The final regulations also have rules that generally designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner," and these taxable economic benefits are defined very broadly. Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. The final regulations also require that the parties

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
fully and consistently account for all amounts under either regime, and provide for comparable or collateral rules for donor/ donee and corporations/shareholder arrangements.

Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company.

YOU, YOUR: the owner of the policy.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 1-202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-3072-03

                                    PART B

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE SERIES 1.5
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 3, 2004.
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2004.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
GENERAL INFORMATION AND HISTORY                                    3
----------------------------------------------------------------------
SERVICES                                                           3
----------------------------------------------------------------------
EXPERTS                                                            3
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                       3
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                               4
----------------------------------------------------------------------
PERFORMANCE DATA                                                   5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by the Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life, Inc., which is controlled by Hartford Accident and Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the changes in our method of accounting for
(a) goodwill and indefinite-lived intangible assets in 2002, (b) derivative instruments and hedging activities in 2001, and (c) the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this statement of additional information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. The compensation payable may vary with the distribution agreements with HESCO. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

During the first Policy Year, the most common schedule of commission we pay is 70% of the premium paid up to the Target Premium and 2.0% of the premium in excess of the Target Premium. The Target Premium is an amount used to calculate sales commissions where the Target Premium amounts vary by: (1) age; (2) sex; and (3) insurance class of the Insured. In Policy Years 2 and later, this schedule allows for a commission of 2% of Premiums paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
prior to the Policy's first Policy Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2003: $6,609,113.79; 2002: $23,724,396; and
2001: $35,810,675.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current sales load in each policy year is 4.0%. The maximum sales load is 6.0% in each policy year.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company Separate Account VL I (the "Account") comprising the AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Mutual Shares Securities Fund, Franklin Small Cap Value Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford Mid Cap HLS Fund, Hartford Mid Cap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, MFS New Discovery Series, MFS Total Return Series, Putnam VT Capital Opportunities Fund, Putnam VT Diversified Income Fund, Putnam VT Equity Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund (collectively the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life Insurance Company Separate Account VL I as of December 31, 2003, the results of their operations, for the year then ended and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                           AIM V.I. MID CAP  AIM V.I. PREMIER     AMERICAN FUNDS
                           CORE EQUITY FUND    EQUITY FUND     ASSET ALLOCATION FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
                           ----------------  ----------------  ---------------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........       --               --                  --
      Class IB...........       --               --                  --
      Other class........        20,125            1,029               163,190
                               ========          =======            ==========
    Cost:
      Class IA...........       --               --                  --
      Class IB...........       --               --                  --
      Other class........      $228,221          $19,344            $2,257,107
                               ========          =======            ==========
    Market Value:
      Class IA...........       --               --                  --
      Class IB...........       --               --                  --
      Other class........      $242,707          $20,818            $2,367,888
  Due from Hartford Life
   Insurance Company.....         2,356          --                      1,758
  Receivable from fund
   shares sold...........       --               --                  --
  Other assets...........       --               --                  --
                               --------          -------            ----------
  Total Assets...........       245,063           20,818             2,369,646
                               --------          -------            ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --                  --
  Payable for fund shares
   purchased.............         2,356          --                      1,758
  Other liabilities......       --                     1             --
                               --------          -------            ----------
  Total Liabilities......         2,356                1                 1,758
                               --------          -------            ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $242,707          $20,817            $2,367,888
                               ========          =======            ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                            AMERICAN FUNDS                                           AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS     AMERICAN FUNDS       GLOBAL SMALL      AMERICAN FUNDS
                           AND GROWTH FUND      BOND FUND      GLOBAL GROWTH FUND  CAPITALIZATION FUND   GROWTH FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ------------------  -------------------  --------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........       --                --                 --                  --                  --
      Class IB...........       --                --                 --                  --                  --
      Other class........        152,690           136,118            257,073             187,089            259,333
                              ==========        ==========         ==========          ==========        ===========
    Cost:
      Class IA...........       --                --                 --                  --                  --
      Class IB...........       --                --                 --                  --                  --
      Other class........     $1,343,937        $1,486,399         $3,483,366          $2,167,133        $11,037,091
                              ==========        ==========         ==========          ==========        ===========
    Market Value:
      Class IA...........       --                --                 --                  --                  --
      Class IB...........       --                --                 --                  --                  --
      Other class........     $1,429,176        $1,534,055         $3,920,364          $2,634,213        $11,799,630
  Due from Hartford Life
   Insurance Company.....          1,697             7,060             36,017                 239             17,990
  Receivable from fund
   shares sold...........       --                --                 --                  --                  --
  Other assets...........       --                --                 --                  --                        5
                              ----------        ----------         ----------          ----------        -----------
  Total Assets...........      1,430,873         1,541,115          3,956,381           2,634,452         11,817,625
                              ----------        ----------         ----------          ----------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --                 --                  --                  --
  Payable for fund shares
   purchased.............          1,698             7,060             36,017                 239             17,990
  Other liabilities......       --                --                        5                   8            --
                              ----------        ----------         ----------          ----------        -----------
  Total Liabilities......          1,698             7,060             36,022                 247             17,990
                              ----------        ----------         ----------          ----------        -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,429,175        $1,534,055         $3,920,359          $2,634,205        $11,799,635
                              ==========        ==========         ==========          ==========        ===========


                             AMERICAN FUNDS      AMERICAN FUNDS
                           GROWTH-INCOME FUND  INTERNATIONAL FUND
                              SUB-ACCOUNT       SUB-ACCOUNT (A)
                           ------------------  ------------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........        --                  --
      Class IB...........        --                  --
      Other class........         448,030             134,315
                              ===========          ==========
    Cost:
      Class IA...........        --                  --
      Class IB...........        --                  --
      Other class........     $13,755,970          $1,608,568
                              ===========          ==========
    Market Value:
      Class IA...........        --                  --
      Class IB...........        --                  --
      Other class........     $15,000,037          $1,799,827
  Due from Hartford Life
   Insurance Company.....          33,951               6,833
  Receivable from fund
   shares sold...........        --                  --
  Other assets...........              32            --
                              -----------          ----------
  Total Assets...........      15,034,020           1,806,660
                              -----------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  --
  Payable for fund shares
   purchased.............          33,951               6,833
  Other liabilities......        --                  --
                              -----------          ----------
  Total Liabilities......          33,951               6,833
                              -----------          ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $15,000,069          $1,799,827
                              ===========          ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                FIDELITY VIP
                            AMERICAN FUNDS     ASSET MANAGER          FIDELITY VIP
                            NEW WORLD FUND       PORTFOLIO       EQUITY-INCOME PORTFOLIO
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)          SUB-ACCOUNT
                           ----------------  ------------------  -----------------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........       --                 --                   --
      Class IB...........       --                 --                   --
      Other class........        24,829             163,807                757,651
                               ========          ==========            ===========
    Cost:
      Class IA...........       --                 --                   --
      Class IB...........       --                 --                   --
      Other class........      $264,630          $2,719,686            $16,627,227
                               ========          ==========            ===========
    Market Value:
      Class IA...........       --                 --                   --
      Class IB...........       --                 --                   --
      Other class........      $296,460          $2,368,644            $17,562,347
  Due from Hartford Life
   Insurance Company.....            58            --                   --
  Receivable from fund
   shares sold...........       --                        4                 25,247
  Other assets...........       --                        1                     23
                               --------          ----------            -----------
  Total Assets...........       296,518           2,368,649             17,587,617
                               --------          ----------            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                        4                 25,247
  Payable for fund shares
   purchased.............            59            --                   --
  Other liabilities......       --                 --                   --
                               --------          ----------            -----------
  Total Liabilities......            59                   4                 25,247
                               --------          ----------            -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $296,459          $2,368,645            $17,562,370
                               ========          ==========            ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                              FIDELITY VIP             MUTUAL           FRANKLIN SMALL CAP    HARTFORD ADVISERS  HARTFORD BOND
                           OVERSEAS PORTFOLIO  SHARES SECURITIES FUND  VALUE SECURITIES FUND      HLS FUND         HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ----------------------  ---------------------  -----------------  -------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........        --                  --                      --                    1,570,725        2,319,969
      Class IB...........        --                  --                      --                     --                --
      Other class........         201,347               36,952                 38,488               --                --
                               ==========             ========               ========            ===========      ===========
    Cost:
      Class IA...........        --                  --                      --                  $37,394,094      $25,502,010
      Class IB...........        --                  --                      --                     --                --
      Other class........      $3,865,722             $511,918               $441,477               --                --
                               ==========             ========               ========            ===========      ===========
    Market Value:
      Class IA...........        --                  --                      --                  $35,611,410      $28,575,409
      Class IB...........        --                  --                      --                     --                --
      Other class........      $3,139,000             $550,221               $487,637               --                --
  Due from Hartford Life
   Insurance Company.....        --                        741               --                     --                --
  Receivable from fund
   shares sold...........           5,877            --                      --                        4,130              103
  Other assets...........               1            --                      --                           13               40
                               ----------             --------               --------            -----------      -----------
  Total Assets...........       3,144,878              550,962                487,637             35,615,553       28,575,552
                               ----------             --------               --------            -----------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           5,877            --                      --                        4,130              103
  Payable for fund shares
   purchased.............        --                        741               --                     --                --
  Other liabilities......        --                  --                      --                     --                --
                               ----------             --------               --------            -----------      -----------
  Total Liabilities......           5,877                  741               --                        4,130              103
                               ----------             --------               --------            -----------      -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $3,139,001             $550,221               $487,637            $35,611,423      $28,575,449
                               ==========             ========               ========            ===========      ===========

                             HARTFORD CAPITAL     HARTFORD DISCIPLINED
                           APPRECIATION HLS FUND    EQUITY HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT (B)
                           ---------------------  --------------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........         2,023,100               174,984
      Class IB...........         --                    --
      Other class........         --                    --
                                ===========            ==========
    Cost:
      Class IA...........       $86,813,977            $2,054,932
      Class IB...........         --                    --
      Other class........         --                    --
                                ===========            ==========
    Market Value:
      Class IA...........       $90,852,756            $1,960,326
      Class IB...........         --                    --
      Other class........         --                    --
  Due from Hartford Life
   Insurance Company.....            24,618             --
  Receivable from fund
   shares sold...........         --                        6,170
  Other assets...........                13                     2
                                -----------            ----------
  Total Assets...........        90,877,387             1,966,498
                                -----------            ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         --                        6,170
  Payable for fund shares
   purchased.............            24,618             --
  Other liabilities......         --                    --
                                -----------            ----------
  Total Liabilities......            24,618                 6,170
                                -----------            ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $90,852,769            $1,960,328
                                ===========            ==========

(a)  From inception, June 23, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                            HARTFORD DIVIDEND    HARTFORD GLOBAL   HARTFORD GLOBAL
                           AND GROWTH HLS FUND  ADVISERS HLS FUND  LEADERS HLS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -----------------  ----------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........        1,560,459            12,226             12,099
      Class IB...........        --                  --                 --
      Other class........        --                  --                 --
                               ===========          ========           ========
    Cost:
      Class IA...........      $28,769,731          $151,681           $180,975
      Class IB...........        --                  --                 --
      Other class........        --                  --                 --
                               ===========          ========           ========
    Market Value:
      Class IA...........      $29,285,536          $135,872           $187,866
      Class IB...........        --                  --                 --
      Other class........        --                  --                 --
  Due from Hartford Life
   Insurance Company.....        --                  --                 --
  Receivable from fund
   shares sold...........           20,378                42            --
  Other assets...........               22           --                       1
                               -----------          --------           --------
  Total Assets...........       29,305,936           135,914            187,867
                               -----------          --------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           20,378                42            --
  Payable for fund shares
   purchased.............        --                  --                 --
  Other liabilities......        --                  --                 --
                               -----------          --------           --------
  Total Liabilities......           20,378                42            --
                               -----------          --------           --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $29,285,558          $135,872           $187,867
                               ===========          ========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                             HARTFORD         HARTFORD
                                                                                          INTERNATIONAL     INTERNATIONAL
                             HARTFORD GLOBAL       HARTFORD GROWTH      HARTFORD INDEX    SMALL COMPANY     OPPORTUNITIES
                           TECHNOLOGY HLS FUND  OPPORTUNITIES HLS FUND     HLS FUND          HLS FUND         HLS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
                           -------------------  ----------------------  --------------  ------------------  -------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........         58,072                 13,227              927,221           23,644          1,270,088
      Class IB...........       --                    --                     --              --                  --
      Other class........       --                    --                     --              --                  --
                                ========               ========          ===========         ========        ===========
    Cost:
      Class IA...........       $240,552               $282,385          $24,190,866         $301,626        $16,800,647
      Class IB...........       --                    --                     --              --                  --
      Other class........       --                    --                     --              --                  --
                                ========               ========          ===========         ========        ===========
    Market Value:
      Class IA...........       $283,226               $311,828          $27,442,632         $298,281        $12,840,876
      Class IB...........       --                    --                     --              --                  --
      Other class........       --                    --                     --              --                  --
  Due from Hartford Life
   Insurance Company.....       --                    --                          97            4,331             24,506
  Receivable from fund
   shares sold...........       --                    --                     --              --                  --
  Other assets...........       --                            1                    5         --                        5
                                --------               --------          -----------         --------        -----------
  Total Assets...........        283,226                311,829           27,442,734          302,612         12,865,387
                                --------               --------          -----------         --------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                    --                     --              --                  --
  Payable for fund shares
   purchased.............       --                    --                          97            4,331             24,506
  Other liabilities......       --                    --                     --              --                  --
                                --------               --------          -----------         --------        -----------
  Total Liabilities......       --                    --                          97            4,331             24,506
                                --------               --------          -----------         --------        -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $283,226               $311,829          $27,442,637         $298,281        $12,840,881
                                ========               ========          ===========         ========        ===========


                           HARTFORD MIDCAP  HARTFORD MIDCAP
                              HLS FUND       VALUE HLS FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ---------------  ----------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........        692,467          43,466
      Class IB...........       --               --
      Other class........       --               --
                             ===========        ========
    Cost:
      Class IA...........    $14,923,818        $492,811
      Class IB...........       --               --
      Other class........       --               --
                             ===========        ========
    Market Value:
      Class IA...........    $17,058,600        $537,480
      Class IB...........       --               --
      Other class........       --               --
  Due from Hartford Life
   Insurance Company.....            624          18,344
  Receivable from fund
   shares sold...........       --               --
  Other assets...........       --               --
                             -----------        --------
  Total Assets...........     17,059,224         555,824
                             -----------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --
  Payable for fund shares
   purchased.............            624          18,344
  Other liabilities......              6         --
                             -----------        --------
  Total Liabilities......            630          18,344
                             -----------        --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $17,058,594        $537,480
                             ===========        ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                           HARTFORD MONEY    HARTFORD MORTGAGE    HARTFORD SMALL
                           MARKET HLS FUND  SECURITIES HLS FUND  COMPANY HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -------------------  ----------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........     32,458,649           474,758             723,373
      Class IB...........       --                --                  --
      Other class........       --                --                  --
                             ===========        ==========         ===========
    Cost:
      Class IA...........    $32,458,649        $5,284,912         $10,697,892
      Class IB...........       --                --                  --
      Other class........       --                --                  --
                             ===========        ==========         ===========
    Market Value:
      Class IA...........    $32,458,649        $5,621,705         $10,479,013
      Class IB...........       --                --                  --
      Other class........       --                --                  --
  Due from Hartford Life
   Insurance Company.....       --                --                    18,258
  Receivable from fund
   shares sold...........        220,155             7,198            --
  Other assets...........       --                --                         4
                             -----------        ----------         -----------
  Total Assets...........     32,678,804         5,628,903          10,497,275
                             -----------        ----------         -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        220,155             7,198            --
  Payable for fund shares
   purchased.............       --                --                    18,258
  Other liabilities......              1                 5            --
                             -----------        ----------         -----------
  Total Liabilities......        220,156             7,203              18,258
                             -----------        ----------         -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $32,458,648        $5,621,700         $10,479,017
                             ===========        ==========         ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                             HARTFORD VALUE                                              PUTNAM VT
                           HARTFORD STOCK    OPPORTUNIITES         MFS NEW           MFS TOTAL            CAPITAL
                              HLS FUND          HLS FUND       DISCOVERY SERIES    RETURN SERIES     OPPORTUNITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           --------------  ------------------  ----------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........       906,652           11,510            --                --                  --
      Class IB...........       --              --                  --                --                    4,923
      Other class........       --              --                   10,155             33,753            --
                            ===========         ========           ========           ========            =======
    Cost:
      Class IA...........   $41,406,410         $161,115            --                --                  --
      Class IB...........       --              --                  --                --                  $61,207
      Other class........       --              --                 $134,245           $624,163            --
                            ===========         ========           ========           ========            =======
    Market Value:
      Class IA...........   $40,226,142         $176,418            --                --                  --
      Class IB...........       --              --                  --                --                  $62,673
      Other class........       --              --                 $141,771           $660,879            --
  Due from Hartford Life
   Insurance Company.....         3,799            5,335                145           --                  --
  Receivable from fund
   shares sold...........       --              --                  --                --                  --
  Other assets...........       --              --                  --                --                  --
                            -----------         --------           --------           --------            -------
  Total Assets...........    40,229,941          181,753            141,916            660,879             62,673
                            -----------         --------           --------           --------            -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --                  --                --                  --
  Payable for fund shares
   purchased.............         3,799            5,335                146           --                  --
  Other liabilities......            10         --                  --                --                        1
                            -----------         --------           --------           --------            -------
  Total Liabilities......         3,809            5,335                146           --                        1
                            -----------         --------           --------           --------            -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $40,226,132         $176,418           $141,770           $660,879            $62,672
                            ===========         ========           ========           ========            =======

                            PUTNAM VT
                           DIVERSIFIED      PUTNAM VT
                           INCOME FUND  EQUITY INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)
                           -----------  ------------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........     125,596        --
      Class IB...........      --              28,277
      Other class........      --            --
                           ==========        ========
    Cost:
      Class IA...........  $1,387,750        --
      Class IB...........      --            $309,314
      Other class........      --            --
                           ==========        ========
    Market Value:
      Class IA...........  $1,170,553        --
      Class IB...........      --            $341,586
      Other class........      --            --
  Due from Hartford Life
   Insurance Company.....      --            --
  Receivable from fund
   shares sold...........      --            --
  Other assets...........      --            --
                           ----------        --------
  Total Assets...........   1,170,553         341,586
                           ----------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --
  Payable for fund shares
   purchased.............      --            --
  Other liabilities......      --            --
                           ----------        --------
  Total Liabilities......      --            --
                           ----------        --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $1,170,553        $341,586
                           ==========        ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                              PUTNAM VT                           PUTNAM VT
                            GLOBAL ASSET        PUTNAM VT         GROWTH AND
                           ALLOCATION FUND  GLOBAL EQUITY FUND   INCOME FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ------------------  --------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........       356,924          1,466,115         1,484,417
      Class IB...........       --                      36               795
      Other class........       --                --                 --
                             ==========        ===========       ===========
    Cost:
      Class IA...........    $5,250,027        $24,148,283       $35,543,233
      Class IB...........       --                     300            17,521
      Other class........       --                --                 --
                             ==========        ===========       ===========
    Market Value:
      Class IA...........    $4,793,484        $13,576,228       $34,720,514
      Class IB...........       --                     333            18,490
      Other class........       --                --                 --
  Due from Hartford Life
   Insurance Company.....       --                --                   7,211
  Receivable from fund
   shares sold...........             8             33,385           --
  Other assets...........       --                       1           --
                             ----------        -----------       -----------
  Total Assets...........     4,793,492         13,609,947        34,746,215
                             ----------        -----------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             8             33,385           --
  Payable for fund shares
   purchased.............       --                --                   7,211
  Other liabilities......       --                --                       2
                             ----------        -----------       -----------
  Total Liabilities......             8             33,385             7,213
                             ----------        -----------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $4,793,484        $13,576,562       $34,739,002
                             ==========        ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                                     PUTNAM VT
                                                                                   PUTNAM VT       INTERNATIONAL
                                PUTNAM VT           PUTNAM VT      PUTNAM VT     INTERNATIONAL      GROWTH AND
                           HEALTH SCIENCES FUND  HIGH YIELD FUND  INCOME FUND     EQUITY FUND       INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (C)     SUB-ACCOUNT
                           --------------------  ---------------  -----------  ------------------  -------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........           87,238           1,097,060       562,700          773,314           39,568
      Class IB...........        --                      2,171         2,243              735          --
      Other class........        --                   --              --             --                --
                                ==========         ===========    ==========      ===========         ========
    Cost:
      Class IA...........       $1,048,861         $12,371,590    $7,389,947      $11,866,249         $528,600
      Class IB...........        --                     16,547        28,602            8,682          --
      Other class........        --                   --              --             --                --
                                ==========         ===========    ==========      ===========         ========
    Market Value:
      Class IA...........       $  963,106         $ 8,743,565    $7,264,461      $ 9,991,223         $449,101
      Class IB...........        --                     17,237        28,794            9,439          --
      Other class........        --                   --              --             --                --
  Due from Hartford Life
   Insurance Company.....        --                        597        --                4,996          --
  Receivable from fund
   shares sold...........        --                   --               4,516         --                 30,441
  Other assets...........        --                   --                   1         --                --
                                ----------         -----------    ----------      -----------         --------
  Total Assets...........          963,106           8,761,399     7,297,772       10,005,658          479,542
                                ----------         -----------    ----------      -----------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                   --               4,516         --                 30,440
  Payable for fund shares
   purchased.............        --                        598        --                4,996          --
  Other liabilities......        --                   --              --                    2          --
                                ----------         -----------    ----------      -----------         --------
  Total Liabilities......        --                        598         4,516            4,998           30,440
                                ----------         -----------    ----------      -----------         --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $  963,106         $ 8,760,801    $7,293,256      $10,000,660         $449,102
                                ==========         ===========    ==========      ===========         ========


                               PUTNAM VT
                           INTERNATIONAL NEW     PUTNAM VT
                           OPPORTUNITIES FUND  INVESTORS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........         35,416             84,548
      Class IB...........       --                  --
      Other class........       --                  --
                                ========         ==========
    Cost:
      Class IA...........       $563,298         $1,074,987
      Class IB...........       --                  --
      Other class........       --                  --
                                ========         ==========
    Market Value:
      Class IA...........       $395,239         $  755,862
      Class IB...........       --                  --
      Other class........       --                  --
  Due from Hartford Life
   Insurance Company.....       --                  --
  Receivable from fund
   shares sold...........             18             54,942
  Other assets...........       --                  --
                                --------         ----------
  Total Assets...........        395,257            810,804
                                --------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             18             54,942
  Payable for fund shares
   purchased.............       --                  --
  Other liabilities......       --                  --
                                --------         ----------
  Total Liabilities......             18             54,942
                                --------         ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $395,239         $  755,862
                                ========         ==========

(c) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                               PUTNAM VT            PUTNAM VT           PUTNAM VT
                           MONEY MARKET FUND  NEW OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------  ----------------------  --------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........      1,088,012             1,127,962             104,452
      Class IB...........       --                          82             --
      Other class........       --                   --                    --
                              ==========           ===========          ==========
    Cost:
      Class IA...........     $1,088,012           $21,241,198          $1,266,347
      Class IB...........       --                       1,195             --
      Other class........       --                   --                    --
                              ==========           ===========          ==========
    Market Value:
      Class IA...........     $1,088,012           $17,393,171          $1,497,844
      Class IB...........       --                       1,246             --
      Other class........       --                   --                    --
  Due from Hartford Life
   Insurance Company.....       --                   --                    --
  Receivable from fund
   shares sold...........       --                      50,617               2,333
  Other assets...........              4             --                    --
                              ----------           -----------          ----------
  Total Assets...........      1,088,016            17,445,034           1,500,177
                              ----------           -----------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                      50,617               2,332
  Payable for fund shares
   purchased.............       --                   --                    --
  Other liabilities......       --                   --                    --
                              ----------           -----------          ----------
  Total Liabilities......       --                      50,617               2,332
                              ----------           -----------          ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,088,016           $17,394,417          $1,497,845
                              ==========           ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                               PUTNAM VT          PUTNAM VT         PUTNAM VT
                            OTC & EMERGING    THE GEORGE PUTNAM  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT
                              GROWTH FUND      FUND OF BOSTON    AND INCOME FUND   VISTA FUND   VOYAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------------  ----------------  -----------  ------------
ASSETS:
  Investments:
    Number of shares:
      Class IA...........        110,729             91,432            155,421         51,155     1,541,974
      Class IB...........       --                 --                 --               --               727
      Other class........       --                 --                 --               --           --
                              ==========         ==========         ==========     ==========   ===========
    Cost:
      Class IA...........     $2,311,655         $  957,942         $1,928,207     $1,128,925   $51,259,623
      Class IB...........       --                 --                 --               --            17,682
      Other class........       --                 --                 --               --           --
                              ==========         ==========         ==========     ==========   ===========
    Market Value:
      Class IA...........     $  615,655         $  999,354         $1,776,466     $  541,215   $40,245,525
      Class IB...........       --                 --                 --               --            18,877
      Other class........       --                 --                 --               --           --
  Due from Hartford Life
   Insurance Company.....       --                 --                 --               --            10,536
  Receivable from fund
   shares sold...........       --                    2,206              2,237         --           --
  Other assets...........       --                 --                 --               --                 3
                              ----------         ----------         ----------     ----------   -----------
  Total Assets...........        615,655          1,001,560          1,778,703        541,215    40,274,941
                              ----------         ----------         ----------     ----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                    2,205              2,237         --           --
  Payable for fund shares
   purchased.............       --                 --                 --               --            10,536
  Other liabilities......              1           --                 --               --           --
                              ----------         ----------         ----------     ----------   -----------
  Total Liabilities......              1              2,205              2,237         --            10,536
                              ----------         ----------         ----------     ----------   -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $  615,654         $  999,355         $1,776,466     $  541,215   $40,264,405
                              ==========         ==========         ==========     ==========   ===========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
FUND                                 PARTICIPANTS    PRICE*     LIABILITY
----                                 ------------  ----------  ------------
AIM V.I. Mid Cap Core Equity
 Fund -- Class I...................       21,304   $11.392463  $    242,707
AIM V.I. Premier Equity Fund --
 Class I...........................        1,848    11.264791        20,817
American Funds Asset Allocation
 Fund -- Class 2...................      214,096    11.059916     2,367,888
American Funds Blue Chip Income and
 Growth Fund -- Class 2............      123,221    11.598516     1,429,175
American Funds Bond Fund --
 Class 2...........................      148,641    10.320517     1,534,055
American Funds Global Growth
 Fund -- Class 2...................    4,086,581     0.959325     3,920,359
American Funds Global Small
 Capitalization Fund -- Class 2....    2,435,621     1.081533     2,634,205
American Funds Growth Fund --
 Class 2...........................   14,413,229     0.818667    11,799,635
American Funds Growth-Income
 Fund -- Class 2...................   13,829,818     1.084618    15,000,069
American Funds International
 Fund -- Class 2...................      143,348    12.555634     1,799,827
American Funds New World Fund --
 Class 2...........................       23,861    12.424553       296,459
Fidelity VIP Asset Manager
 Portfolio -- Class INIT...........    1,227,027     1.930394     2,368,645
Fidelity VIP Equity-Income
 Portfolio -- Class................    7,558,138     2.323637    17,562,370
Fidelity VIP Overseas Portfolio --
 Class INIT........................    1,974,703     1.589607     3,139,001
Mutual Shares Securities Fund --
 Class 2...........................       48,371    11.375095       550,221
Franklin Small Cap Value Securities
 Fund -- Class 2...................       40,065    12.170997       487,637
Hartford Advisers HLS Fund --
 Class IA..........................   13,723,139     2.594991    35,611,423
Hartford Bond HLS Fund --
 Class IA..........................   13,588,688     2.102885    28,575,449
Hartford Capital Appreciation HLS
 Fund -- Class IA..................   22,243,450     4.084473    90,852,769
Hartford Disciplined Equity HLS
 Fund -- Class IA..................    1,659,563     1.181232     1,960,328
Hartford Dividend and Growth HLS
 Fund -- Class IA..................   10,320,680     2.837561    29,285,558
Hartford Global Advisers HLS
 Fund -- Class IA..................      112,375     1.209099       135,872
Hartford Global Leaders HLS
 Fund -- Class IA..................      202,922     0.925806       187,867
Hartford Global Technology HLS
 Fund -- Class IA..................      387,383     0.731126       283,226
Hartford Growth Opportunities HLS
 Fund -- Class IA..................       25,832    12.071320       311,829
Hartford Index HLS Fund --
 Class IA..........................    9,709,746     2.826298    27,442,637
Hartford International Small
 Company HLS Fund -- Class IA......       23,118    12.902318       298,281
Hartford International
 Opportunities HLS Fund --
 Class IA..........................    7,343,106     1.748699    12,840,881
Hartford MidCap HLS Fund --
 Class IA..........................    7,132,089     2.391809    17,058,594
Hartford MidCap Value HLS Fund --
 Class IA..........................       42,658    12.599619       537,480
Hartford Money Market HLS Fund --
 Class IA..........................   21,062,670     1.541051    32,458,648
Hartford Mortgage Securities HLS
 Fund -- Class IA..................    2,932,026     1.917343     5,621,700
Hartford Small Company HLS Fund --
 Class IA..........................    7,303,097     1.434873    10,479,017
Hartford Stock HLS Fund --
 Class IA..........................   13,692,226     2.937881    40,226,132
Hartford Value Opportunities HLS
 Fund -- Class IA..................       14,326    12.314438       176,418
MFS New Discovery Series --
 Class INIT........................       11,699    12.118057       141,770
MFS Total Return Series --
 Class INIT........................       61,329    10.776006       660,879
Putnam VT Capital Opportunities
 Fund -- Class IB..................        5,210    12.028998        62,672
Putnam VT Diversified Income
 Fund -- Class IA..................       67,831    17.256953     1,170,553
Putnam VT Equity Income Fund --
 Class IB..........................       30,054    11.365596       341,586
Putnam VT Global Asset Allocation
 Fund -- Class IA..................      221,162    21.674078     4,793,484
Putnam VT Global Equity Fund --
 Class IA..........................      699,352    19.412578    13,576,229
Putnam VT Global Equity Fund --
 Class IB..........................           29    11.588901           333
Putnam VT Growth and Income
 Fund -- Class IA..................    1,273,166    27.270997    34,720,513
Putnam VT Growth and Income
 Fund -- Class IB..................        1,627    11.362976        18,489
Putnam VT Health Sciences Fund --
 Class IA..........................       84,016    11.463412       963,106
Putnam VT High Yield Fund --
 Class IA..........................      441,668    19.796707     8,743,564
Putnam VT High Yield Fund --
 Class IB..........................        1,576    10.936633        17,237

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
FUND                                 PARTICIPANTS    PRICE*     LIABILITY
----                                 ------------  ----------  ------------
Putnam VT Income Fund --
 Class IA..........................      383,786   $18.928406  $  7,264,462
Putnam VT Income Fund --
 Class IB..........................        2,893     9.953490        28,794
Putnam VT International Equity
 Fund -- Class IA..................      832,124    22.990643     9,991,221
Putnam VT International Equity
 Fund -- Class IB..................          797    11.843322         9,439
Putnam VT International Growth and
 Income Fund -- Class IA...........       38,423    11.688479       449,102
Putnam VT International New
 Opportunities Fund -- Class IA....       39,327    10.050111       395,239
Putnam VT Investors Fund --
 Class IA..........................       86,994     8.688642       755,862
Putnam VT Money Market Fund --
 Class IA..........................      710,301     1.531768     1,088,016
Putnam VT New Opportunities
 Fund -- Class IA..................      943,488    18.434963    17,393,171
Putnam VT New Opportunities
 Fund -- Class IB..................          108    11.520422         1,246
Putnam VT New Value Fund --
 Class IA..........................       98,728    15.171400     1,497,845
Putnam VT OTC & Emerging Growth
 Fund -- Class IA..................      102,476     6.007790       615,654
Putnam VT The George Putnam Fund of
 Boston -- Class IA................       79,692    12.540269       999,355
Putnam VT Utilities Growth and
 Income Fund -- Class IA...........       94,758    18.747452     1,776,466
Putnam VT Vista Fund --
 Class IA..........................       56,148     9.639100       541,215
Putnam VT Voyager Fund --
 Class IA..........................    1,471,936    27.341904    40,245,528
Putnam VT Voyager Fund --
 Class IB..........................        1,683    11.213819        18,877
                                                               ------------
GRAND TOTAL........................                            $547,779,086
                                                               ============

  *  Rounded unit prices.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AIM V.I. MID CAP  AIM V.I. PREMIER     AMERICAN FUNDS
                           CORE EQUITY FUND    EQUITY FUND     ASSET ALLOCATION FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
                           ----------------  ----------------  ---------------------
INVESTMENT INCOME:
  Dividends..............      $--                $   54             $ 36,735
                               -------            ------             --------
CAPITAL GAINS INCOME
 (LOSS)..................        1,406           --                  --
                               -------            ------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           25                 2                  (59)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       14,486             1,474              110,781
                               -------            ------             --------
    Net gain (loss) on
     investments.........       14,511             1,476              110,722
                               -------            ------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $15,917            $1,530             $147,457
                               =======            ======             ========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                            AMERICAN FUNDS                                           AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS     AMERICAN FUNDS       GLOBAL SMALL      AMERICAN FUNDS
                           AND GROWTH FUND      BOND FUND      GLOBAL GROWTH FUND  CAPITALIZATION FUND   GROWTH FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ------------------  -------------------  --------------
INVESTMENT INCOME:
  Dividends..............      $--                $--               $  8,570            $  8,708          $   10,668
                               -------            -------           --------            --------          ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --                 --                --                  --                   --
                               -------            -------           --------            --------          ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            8            --                  15,945              56,149              23,664
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       85,239             47,656            821,847             684,748           2,349,839
                               -------            -------           --------            --------          ----------
    Net gain (loss) on
     investments.........       85,247             47,656            837,792             740,897           2,373,503
                               -------            -------           --------            --------          ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $85,247            $47,656           $846,362            $749,605          $2,384,171
                               =======            =======           ========            ========          ==========


                             AMERICAN FUNDS      AMERICAN FUNDS
                           GROWTH-INCOME FUND  INTERNATIONAL FUND
                              SUB-ACCOUNT       SUB-ACCOUNT (A)
                           ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $  125,586           $ 17,854
                               ----------           --------
CAPITAL GAINS INCOME
 (LOSS)..................        --                 --
                               ----------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (2,442)             1,212
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,681,783            191,259
                               ----------           --------
    Net gain (loss) on
     investments.........       2,679,341            192,471
                               ----------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $2,804,927           $210,325
                               ==========           ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                FIDELITY VIP
                            AMERICAN FUNDS     ASSET MANAGER          FIDELITY VIP
                            NEW WORLD FUND       PORTFOLIO       EQUITY-INCOME PORTFOLIO
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)          SUB-ACCOUNT
                           ----------------  ------------------  -----------------------
INVESTMENT INCOME:
  Dividends..............       $--               $102,177             $  263,727
                                -------           --------             ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --                    --
                                -------           --------             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             5             27,886                 38,597
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        31,830            385,970              3,800,368
                                -------           --------             ----------
    Net gain (loss) on
     investments.........        31,835            413,856              3,838,965
                                -------           --------             ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $31,835           $516,033             $4,102,692
                                =======           ========             ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                              FIDELITY VIP             MUTUAL           FRANKLIN SMALL CAP    HARTFORD ADVISERS  HARTFORD BOND
                           OVERSEAS PORTFOLIO  SHARES SECURITIES FUND  VALUE SECURITIES FUND      HLS FUND         HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ----------------------  ---------------------  -----------------  -------------
INVESTMENT INCOME:
  Dividends..............      $   29,752            -$-                     -$-                 $  796,695       $  967,979
                               ----------             -------                 -------            ----------       ----------
CAPITAL GAINS INCOME
 (LOSS)..................        --                  --                      --                    --                112,032
                               ----------             -------                 -------            ----------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (688,973)                330                      48               111,490          180,089
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,871,851              38,303                  46,160             4,762,953          802,961
                               ----------             -------                 -------            ----------       ----------
    Net gain (loss) on
     investments.........       1,182,878              38,633                  46,208             4,874,443          983,050
                               ----------             -------                 -------            ----------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $1,212,630             $38,633                 $46,208            $5,671,138       $2,063,061
                               ==========             =======                 =======            ==========       ==========

                             HARTFORD CAPITAL     HARTFORD DISCIPLINED
                           APPRECIATION HLS FUND    EQUITY HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT (B)
                           ---------------------  --------------------
INVESTMENT INCOME:
  Dividends..............       $   451,778             $ 19,084
                                -----------             --------
CAPITAL GAINS INCOME
 (LOSS)..................         --                    --
                                -----------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (1,144,048)                (570)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        28,054,696              348,051
                                -----------             --------
    Net gain (loss) on
     investments.........        26,910,648              347,481
                                -----------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $27,362,426             $366,565
                                ===========             ========

(a)  From inception, June 23, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                            HARTFORD DIVIDEND    HARTFORD GLOBAL   HARTFORD GLOBAL
                           AND GROWTH HLS FUND  ADVISERS HLS FUND  LEADERS HLS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $  378,211            $   977           $ 1,009
                               ----------            -------           -------
CAPITAL GAINS INCOME
 (LOSS)..................         155,901            --                --
                               ----------            -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (23,208)             1,169            20,043
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       5,595,649             42,973            52,587
                               ----------            -------           -------
    Net gain (loss) on
     investments.........       5,572,441             44,142            72,630
                               ----------            -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $6,106,553            $45,119           $73,639
                               ==========            =======           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                             HARTFORD         HARTFORD
                                                                                          INTERNATIONAL     INTERNATIONAL
                             HARTFORD GLOBAL       HARTFORD GROWTH      HARTFORD INDEX    SMALL COMPANY     OPPORTUNITIES
                           TECHNOLOGY HLS FUND  OPPORTUNITIES HLS FUND     HLS FUND          HLS FUND         HLS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
                           -------------------  ----------------------  --------------  ------------------  -------------
INVESTMENT INCOME:
  Dividends..............       -$-                   -$-                 $  335,608         $ 2,381         $   104,748
                                 -------               -------            ----------         -------         -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                    --                      76,195          19,931             --
                                 -------               -------            ----------         -------         -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          6,564                    26               (17,408)              5          (2,248,987)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         82,253                29,443             5,667,868          (3,345)          5,464,413
                                 -------               -------            ----------         -------         -----------
    Net gain (loss) on
     investments.........         88,817                29,469             5,650,460          (3,340)          3,215,426
                                 -------               -------            ----------         -------         -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $88,817               $29,469            $6,062,263         $18,972         $ 3,320,174
                                 =======               =======            ==========         =======         ===========


                           HARTFORD MIDCAP  HARTFORD MIDCAP
                              HLS FUND       VALUE HLS FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $   34,502         $--
                             ----------         -------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --
                             ----------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (30,610)            437
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     4,163,607          44,669
                             ----------         -------
    Net gain (loss) on
     investments.........     4,132,997          45,106
                             ----------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $4,167,499         $45,106
                             ==========         =======

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           HARTFORD MONEY    HARTFORD MORTGAGE    HARTFORD SMALL
                           MARKET HLS FUND  SECURITIES HLS FUND  COMPANY HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -------------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $269,258           $ 210,429          $ --
                              --------           ---------          ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --                   32,590            --
                              --------           ---------          ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                  (17,052)             64,080
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                  (88,699)          3,607,220
                              --------           ---------          ----------
    Net gain (loss) on
     investments.........      --                 (105,751)          3,671,300
                              --------           ---------          ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $269,258           $ 137,268          $3,671,300
                              ========           =========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                             HARTFORD VALUE                                              PUTNAM VT
                           HARTFORD STOCK    OPPORTUNIITES         MFS NEW           MFS TOTAL            CAPITAL
                              HLS FUND          HLS FUND       DISCOVERY SERIES    RETURN SERIES     OPPORTUNITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           --------------  ------------------  ----------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $   429,412         $--                -$-                $--                  $1,333
                            -----------         -------             ------            -------              ------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --                 --                 --                  --
                            -----------         -------             ------            -------              ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (2,208,078)            (28)                 8                 26                  89
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    10,409,014          15,303              7,526             36,716               1,466
                            -----------         -------             ------            -------              ------
    Net gain (loss) on
     investments.........     8,200,936          15,275              7,534             36,742               1,555
                            -----------         -------             ------            -------              ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 8,630,348         $15,275             $7,534            $36,742              $2,888
                            ===========         =======             ======            =======              ======

                            PUTNAM VT
                           DIVERSIFIED      PUTNAM VT
                           INCOME FUND  EQUITY INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)
                           -----------  ------------------
INVESTMENT INCOME:
  Dividends..............   $411,570       $     1,565
                            --------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................     --              --
                            --------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     96,875                34
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     85,830            32,272
                            --------       -----------
    Net gain (loss) on
     investments.........    182,705            32,306
                            --------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $594,275       $    33,871
                            ========       ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              PUTNAM VT                           PUTNAM VT
                            GLOBAL ASSET        PUTNAM VT         GROWTH AND
                           ALLOCATION FUND  GLOBAL EQUITY FUND   INCOME FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ---------------  ------------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  257,967        $   172,415       $   763,263
                             ----------        -----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --                 --
                             ----------        -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (891,417)        (3,642,283)       (2,390,853)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,739,243          6,948,947        10,089,144
                             ----------        -----------       -----------
    Net gain (loss) on
     investments.........       847,826          3,306,664         7,698,291
                             ----------        -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,105,793        $ 3,479,079       $ 8,461,554
                             ==========        ===========       ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                                     PUTNAM VT
                                                                                   PUTNAM VT       INTERNATIONAL
                                PUTNAM VT           PUTNAM VT      PUTNAM VT     INTERNATIONAL      GROWTH AND
                           HEALTH SCIENCES FUND  HIGH YIELD FUND  INCOME FUND     EQUITY FUND       INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (C)     SUB-ACCOUNT
                           --------------------  ---------------  -----------  ------------------  -------------
INVESTMENT INCOME:
  Dividends..............        $  8,740          $  935,279      $379,447        $   87,095         $ 12,886
                                 --------          ----------      --------        ----------         --------
CAPITAL GAINS INCOME
 (LOSS)..................        --                   --             --              --                --
                                 --------          ----------      --------        ----------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (83,318)            108,389        14,936            51,452            8,078
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         252,484             963,582       (39,102)        2,147,936          162,345
                                 --------          ----------      --------        ----------         --------
    Net gain (loss) on
     investments.........         169,166           1,071,971       (24,166)        2,199,388          170,423
                                 --------          ----------      --------        ----------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $177,906          $2,007,250      $355,281        $2,286,483         $183,309
                                 ========          ==========      ========        ==========         ========


                               PUTNAM VT
                           INTERNATIONAL NEW     PUTNAM VT
                           OPPORTUNITIES FUND  INVESTORS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
INVESTMENT INCOME:
  Dividends..............      $   3,540         $   9,030
                               ---------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --
                               ---------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (504,105)         (278,889)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        680,164           514,563
                               ---------         ---------
    Net gain (loss) on
     investments.........        176,059           235,674
                               ---------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 179,599         $ 244,704
                               =========         =========

(c) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                               PUTNAM VT            PUTNAM VT           PUTNAM VT
                           MONEY MARKET FUND  NEW OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------  ----------------------  --------------
INVESTMENT INCOME:
  Dividends..............       $14,066            $ --                 $  33,461
                                -------            -----------          ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --                   --                   --
                                -------            -----------          ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                  (5,230,730)          (114,913)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                  10,032,143            608,402
                                -------            -----------          ---------
    Net gain (loss) on
     investments.........       --                   4,801,413            493,489
                                -------            -----------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $14,066            $ 4,801,413          $ 526,950
                                =======            ===========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                               PUTNAM VT          PUTNAM VT         PUTNAM VT
                            OTC & EMERGING    THE GEORGE PUTNAM  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT
                              GROWTH FUND      FUND OF BOSTON    AND INCOME FUND   VISTA FUND   VOYAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------------  ----------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............     $ --                $ 34,360          $ 104,962       $  --       $   258,188
                              ----------          --------          ---------       ---------   -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --                 --               --           --
                              ----------          --------          ---------       ---------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (922,771)           39,550           (512,464)       (306,150)   (8,017,300)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,217,063           120,069            910,745         523,535    16,618,916
                              ----------          --------          ---------       ---------   -----------
    Net gain (loss) on
     investments.........        294,292           159,619            398,281         217,385     8,601,616
                              ----------          --------          ---------       ---------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $  294,292          $193,979          $ 503,243       $ 217,385   $ 8,859,804
                              ==========          ========          =========       =========   ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AIM V.I. MID CAP  AIM V.I. PREMIER     AMERICAN FUNDS
                           CORE EQUITY FUND    EQUITY FUND     ASSET ALLOCATION FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
                           ----------------  ----------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................      $--               $    54            $   36,735
  Capital gains income...         1,406          --                  --
  Net realized gain
   (loss) on security
   transactions..........            25                2                   (59)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        14,486            1,474               110,781
                               --------          -------            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        15,917            1,530               147,457
                               --------          -------            ----------
UNIT TRANSACTIONS:
  Purchases..............         8,982            1,108                53,785
  Net transfers..........       209,459           19,221             2,229,181
  Surrenders for benefit
   payments and fees.....           142                2                (7,904)
  Net loan activity......        14,136          --                    (12,059)
  Cost of insurance......        (5,929)          (1,044)              (42,572)
                               --------          -------            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       226,790           19,287             2,220,431
                               --------          -------            ----------
  Net increase (decrease)
   in net assets.........       242,707           20,817             2,367,888
NET ASSETS:
  Beginning of year......       --               --                  --
                               --------          -------            ----------
  End of year............      $242,707          $20,817            $2,367,888
                               ========          =======            ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                            AMERICAN FUNDS                                           AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS     AMERICAN FUNDS       GLOBAL SMALL      AMERICAN FUNDS
                           AND GROWTH FUND      BOND FUND      GLOBAL GROWTH FUND  CAPITALIZATION FUND   GROWTH FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ------------------  -------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ --              $ --               $    8,570          $    8,708        $    10,668
  Capital gains income...       --                --                 --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........              8          --                   15,945              56,149             23,664
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         85,239            47,656            821,847             684,748          2,349,839
                              ----------        ----------         ----------          ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         85,247            47,656            846,362             749,605          2,384,171
                              ----------        ----------         ----------          ----------        -----------
UNIT TRANSACTIONS:
  Purchases..............         89,080           102,607            229,523             115,094            852,044
  Net transfers..........      1,286,623         1,419,751          1,526,015           1,345,259          4,935,082
  Surrenders for benefit
   payments and fees.....             51            (8,056)           (49,936)            (50,072)          (668,158)
  Net loan activity......         (6,051)           (3,517)           (96,598)           (102,431)           (23,133)
  Cost of insurance......        (25,775)          (24,386)          (157,781)            (88,307)          (572,707)
                              ----------        ----------         ----------          ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,343,928         1,486,399          1,451,223           1,219,543          4,523,128
                              ----------        ----------         ----------          ----------        -----------
  Net increase (decrease)
   in net assets.........      1,429,175         1,534,055          2,297,585           1,969,148          6,907,299
NET ASSETS:
  Beginning of year......       --                --                1,622,774             665,057          4,892,336
                              ----------        ----------         ----------          ----------        -----------
  End of year............     $1,429,175        $1,534,055         $3,920,359          $2,634,205        $11,799,635
                              ==========        ==========         ==========          ==========        ===========


                             AMERICAN FUNDS      AMERICAN FUNDS
                           GROWTH-INCOME FUND  INTERNATIONAL FUND
                              SUB-ACCOUNT       SUB-ACCOUNT (A)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   125,586          $   17,854
  Capital gains income...        --                  --
  Net realized gain
   (loss) on security
   transactions..........          (2,442)              1,212
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,681,783             191,259
                              -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,804,927             210,325
                              -----------          ----------
UNIT TRANSACTIONS:
  Purchases..............       1,116,639              95,766
  Net transfers..........       5,956,699           1,532,274
  Surrenders for benefit
   payments and fees.....        (192,539)               (137)
  Net loan activity......        (300,879)             (1,414)
  Cost of insurance......        (737,894)            (36,987)
                              -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,842,026           1,589,502
                              -----------          ----------
  Net increase (decrease)
   in net assets.........       8,646,953           1,799,827
NET ASSETS:
  Beginning of year......       6,353,116            --
                              -----------          ----------
  End of year............     $15,000,069          $1,799,827
                              ===========          ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                FIDELITY VIP
                            AMERICAN FUNDS     ASSET MANAGER          FIDELITY VIP
                            NEW WORLD FUND       PORTFOLIO       EQUITY-INCOME PORTFOLIO
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)          SUB-ACCOUNT
                           ----------------  ------------------  -----------------------
OPERATIONS:
  Net investment income
   (loss)................      $--               $  102,177            $   263,727
  Capital gains income...       --                 --                   --
  Net realized gain
   (loss) on security
   transactions..........             5              27,886                 38,597
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        31,830             385,970              3,800,368
                               --------          ----------            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        31,835             516,033              4,102,692
                               --------          ----------            -----------
UNIT TRANSACTIONS:
  Purchases..............        11,650             280,363              1,838,150
  Net transfers..........       256,150            (658,138)               808,956
  Surrenders for benefit
   payments and fees.....            (1)           (137,259)            (1,223,770)
  Net loan activity......           169             (62,743)              (386,882)
  Cost of insurance......        (3,344)           (220,315)            (1,115,256)
                               --------          ----------            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       264,624            (798,092)               (78,802)
                               --------          ----------            -----------
  Net increase (decrease)
   in net assets.........       296,459            (282,059)             4,023,890
NET ASSETS:
  Beginning of year......       --                2,650,704             13,538,480
                               --------          ----------            -----------
  End of year............      $296,459          $2,368,645            $17,562,370
                               ========          ==========            ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                              FIDELITY VIP             MUTUAL           FRANKLIN SMALL CAP    HARTFORD ADVISERS  HARTFORD BOND
                           OVERSEAS PORTFOLIO  SHARES SECURITIES FUND  VALUE SECURITIES FUND      HLS FUND         HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ----------------------  ---------------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $    29,752            -$-                     $--                 $   796,695      $   967,979
  Capital gains income...        --                  --                      --                     --                112,032
  Net realized gain
   (loss) on security
   transactions..........        (688,973)                 330                     48                111,490          180,089
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,871,851               38,303                 46,160              4,762,953          802,961
                              -----------             --------               --------            -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,212,630               38,633                 46,208              5,671,138        2,063,061
                              -----------             --------               --------            -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............         413,471               25,035                 27,848              3,467,658        2,069,903
  Net transfers..........      (1,032,158)             519,011                417,281                444,354        6,292,904
  Surrenders for benefit
   payments and fees.....        (210,688)             (30,751)                   205             (2,255,470)      (3,277,134)
  Net loan activity......        (246,169)               6,713                  7,459               (397,610)        (281,538)
  Cost of insurance......        (255,960)              (8,420)               (11,364)            (2,656,649)      (1,635,960)
                              -----------             --------               --------            -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,331,504)             511,588                441,429             (1,397,717)       3,168,175
                              -----------             --------               --------            -----------      -----------
  Net increase (decrease)
   in net assets.........        (118,874)             550,221                487,637              4,273,421        5,231,236
NET ASSETS:
  Beginning of year......       3,257,875            --                      --                   31,338,002       23,344,213
                              -----------             --------               --------            -----------      -----------
  End of year............     $ 3,139,001             $550,221               $487,637            $35,611,423      $28,575,449
                              ===========             ========               ========            ===========      ===========

                             HARTFORD CAPITAL     HARTFORD DISCIPLINED
                           APPRECIATION HLS FUND    EQUITY HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT (B)
                           ---------------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................       $   451,778            $   19,084
  Capital gains income...         --                    --
  Net realized gain
   (loss) on security
   transactions..........        (1,144,048)                 (570)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        28,054,696               348,051
                                -----------            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        27,362,426               366,565
                                -----------            ----------
UNIT TRANSACTIONS:
  Purchases..............         7,009,698               230,323
  Net transfers..........        (1,851,065)              456,524
  Surrenders for benefit
   payments and fees.....        (4,186,373)              (24,517)
  Net loan activity......        (1,263,020)              (17,018)
  Cost of insurance......        (4,744,130)             (138,779)
                                -----------            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (5,034,890)              506,533
                                -----------            ----------
  Net increase (decrease)
   in net assets.........        22,327,536               873,098
NET ASSETS:
  Beginning of year......        68,525,233             1,087,230
                                -----------            ----------
  End of year............       $90,852,769            $1,960,328
                                ===========            ==========

(a)  From inception, June 23, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                            HARTFORD DIVIDEND    HARTFORD GLOBAL   HARTFORD GLOBAL
                           AND GROWTH HLS FUND  ADVISERS HLS FUND  LEADERS HLS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   378,211          $     977         $   1,009
  Capital gains income...          155,901           --                 --
  Net realized gain
   (loss) on security
   transactions..........          (23,208)             1,169            20,043
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        5,595,649             42,973            52,587
                               -----------          ---------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        6,106,553             45,119            73,639
                               -----------          ---------         ---------
UNIT TRANSACTIONS:
  Purchases..............        2,584,797             45,750            24,260
  Net transfers..........          270,495           (123,946)         (193,435)
  Surrenders for benefit
   payments and fees.....       (1,429,623)           (46,762)           (1,998)
  Net loan activity......         (253,749)            (8,876)           (3,168)
  Cost of insurance......       (1,719,477)           (23,736)          (24,599)
                               -----------          ---------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (547,557)          (157,570)         (198,940)
                               -----------          ---------         ---------
  Net increase (decrease)
   in net assets.........        5,558,996           (112,451)         (125,301)
NET ASSETS:
  Beginning of year......       23,726,562            248,323           313,168
                               -----------          ---------         ---------
  End of year............      $29,285,558          $ 135,872         $ 187,867
                               ===========          =========         =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                                             HARTFORD         HARTFORD
                                                                                          INTERNATIONAL     INTERNATIONAL
                             HARTFORD GLOBAL       HARTFORD GROWTH      HARTFORD INDEX    SMALL COMPANY     OPPORTUNITIES
                           TECHNOLOGY HLS FUND  OPPORTUNITIES HLS FUND     HLS FUND          HLS FUND         HLS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
                           -------------------  ----------------------  --------------  ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $--                   -$-                $   335,608         $  2,381        $   104,748
  Capital gains income...       --                    --                      76,195           19,931            --
  Net realized gain
   (loss) on security
   transactions..........          6,564                     26              (17,408)               5         (2,248,987)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         82,253                 29,443            5,667,868           (3,345)         5,464,413
                                --------               --------          -----------         --------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         88,817                 29,469            6,062,263           18,972          3,320,174
                                --------               --------          -----------         --------        -----------
UNIT TRANSACTIONS:
  Purchases..............         60,282                 14,023            3,078,487            7,540          1,494,010
  Net transfers..........         76,951                276,002             (797,212)         271,134         (2,727,664)
  Surrenders for benefit
   payments and fees.....         (1,910)                    (7)          (2,556,494)             147           (790,300)
  Net loan activity......       --                         (273)            (368,782)           3,992           (134,506)
  Cost of insurance......        (11,869)                (7,385)          (1,645,990)          (3,504)          (763,730)
                                --------               --------          -----------         --------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        123,454                282,360           (2,289,991)         279,309         (2,922,190)
                                --------               --------          -----------         --------        -----------
  Net increase (decrease)
   in net assets.........        212,271                311,829            3,772,272          298,281            397,984
NET ASSETS:
  Beginning of year......         70,955              --                  23,670,365         --               12,442,897
                                --------               --------          -----------         --------        -----------
  End of year............       $283,226               $311,829          $27,442,637         $298,281        $12,840,881
                                ========               ========          ===========         ========        ===========


                           HARTFORD MIDCAP  HARTFORD MIDCAP
                              HLS FUND       VALUE HLS FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $    34,502        $--
  Capital gains income...       --               --
  Net realized gain
   (loss) on security
   transactions..........        (30,610)            437
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      4,163,607          44,669
                             -----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,167,499          45,106
                             -----------        --------
UNIT TRANSACTIONS:
  Purchases..............      1,521,514          16,516
  Net transfers..........      2,597,512         482,932
  Surrenders for benefit
   payments and fees.....       (969,966)        (10,694)
  Net loan activity......       (129,721)         12,164
  Cost of insurance......       (879,741)         (8,544)
                             -----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,139,598         492,374
                             -----------        --------
  Net increase (decrease)
   in net assets.........      6,307,097         537,480
NET ASSETS:
  Beginning of year......     10,751,497         --
                             -----------        --------
  End of year............    $17,058,594        $537,480
                             ===========        ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           HARTFORD MONEY    HARTFORD MORTGAGE    HARTFORD SMALL
                           MARKET HLS FUND  SECURITIES HLS FUND  COMPANY HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $    269,258        $   210,429        $  --
  Capital gains income...       --                   32,590           --
  Net realized gain
   (loss) on security
   transactions..........       --                  (17,052)            64,080
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                  (88,699)         3,607,220
                            ------------        -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        269,258            137,268          3,671,300
                            ------------        -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............     17,651,563            474,159            946,361
  Net transfers..........     (3,020,813)          (442,256)           706,247
  Surrenders for benefit
   payments and fees.....    (13,595,700)          (640,973)          (303,521)
  Net loan activity......     (1,248,751)          (107,929)          (104,598)
  Cost of insurance......     (2,818,569)          (397,732)          (513,901)
                            ------------        -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (3,032,270)        (1,114,731)           730,588
                            ------------        -----------        -----------
  Net increase (decrease)
   in net assets.........     (2,763,012)          (977,463)         4,401,888
NET ASSETS:
  Beginning of year......     35,221,660          6,599,163          6,077,129
                            ------------        -----------        -----------
  End of year............   $ 32,458,648        $ 5,621,700        $10,479,017
                            ============        ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                             HARTFORD VALUE                                              PUTNAM VT
                           HARTFORD STOCK    OPPORTUNIITES         MFS NEW           MFS TOTAL            CAPITAL
                              HLS FUND          HLS FUND       DISCOVERY SERIES    RETURN SERIES     OPPORTUNITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           --------------  ------------------  ----------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $   429,412         $--                $--                $--                 $ 1,333
  Capital gains income...       --              --                  --                --                  --
  Net realized gain
   (loss) on security
   transactions..........    (2,208,078)             (28)                 8                 26                 89
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    10,409,014           15,303              7,526             36,716              1,466
                            -----------         --------           --------           --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     8,630,348           15,275              7,534             36,742              2,888
                            -----------         --------           --------           --------            -------
UNIT TRANSACTIONS:
  Purchases..............     4,484,941            4,143              3,362             20,316             10,715
  Net transfers..........    (2,255,250)         165,456            133,602            614,588             50,707
  Surrenders for benefit
   payments and fees.....    (2,796,442)          (5,554)              (375)                19                 (2)
  Net loan activity......      (461,865)             169            --                --                  --
  Cost of insurance......    (2,794,123)          (3,071)            (2,353)           (10,786)            (1,636)
                            -----------         --------           --------           --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,822,739)         161,143            134,236            624,137             59,784
                            -----------         --------           --------           --------            -------
  Net increase (decrease)
   in net assets.........     4,807,609          176,418            141,770            660,879             62,672
NET ASSETS:
  Beginning of year......    35,418,523         --                  --                --                  --
                            -----------         --------           --------           --------            -------
  End of year............   $40,226,132         $176,418           $141,770           $660,879            $62,672
                            ===========         ========           ========           ========            =======

                              PUTNAM VT
                             DIVERSIFIED         PUTNAM VT
                             INCOME FUND     EQUITY INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT (A)
                           ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $   411,570        $     1,565
  Capital gains income...       --                 --
  Net realized gain
   (loss) on security
   transactions..........         96,875                 34
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         85,830             32,272
                             -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        594,275             33,871
                             -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............        383,985             11,144
  Net transfers..........     (3,412,448)           305,575
  Surrenders for benefit
   payments and fees.....       (209,967)                (2)
  Net loan activity......        (84,597)            (4,435)
  Cost of insurance......       (216,958)            (4,567)
                             -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (3,539,985)           307,715
                             -----------        -----------
  Net increase (decrease)
   in net assets.........     (2,945,710)           341,586
NET ASSETS:
  Beginning of year......      4,116,263           --
                             -----------        -----------
  End of year............    $ 1,170,553        $   341,586
                             ===========        ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              PUTNAM VT                           PUTNAM VT
                            GLOBAL ASSET        PUTNAM VT         GROWTH AND
                           ALLOCATION FUND  GLOBAL EQUITY FUND   INCOME FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ---------------  ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   257,967       $   172,415       $   763,263
  Capital gains income...       --                --                 --
  Net realized gain
   (loss) on security
   transactions..........       (891,417)       (3,642,283)       (2,390,853)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,739,243         6,948,947        10,089,144
                             -----------       -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,105,793         3,479,079         8,461,554
                             -----------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............        379,092         1,631,815         3,852,124
  Net transfers..........     (1,859,177)       (2,255,283)       (7,706,002)
  Surrenders for benefit
   payments and fees.....       (318,154)       (1,561,133)       (1,514,468)
  Net loan activity......       (284,190)         (358,131)       (1,059,939)
  Cost of insurance......       (333,215)         (937,547)       (2,509,000)
                             -----------       -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (2,415,644)       (3,480,279)       (8,937,285)
                             -----------       -----------       -----------
  Net increase (decrease)
   in net assets.........     (1,309,851)           (1,200)         (475,731)
NET ASSETS:
  Beginning of year......      6,103,335        13,577,762        35,214,733
                             -----------       -----------       -----------
  End of year............    $ 4,793,484       $13,576,562       $34,739,002
                             ===========       ===========       ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                                                       PUTNAM VT
                                                                                     PUTNAM VT       INTERNATIONAL
                                PUTNAM VT           PUTNAM VT       PUTNAM VT      INTERNATIONAL      GROWTH AND
                           HEALTH SCIENCES FUND  HIGH YIELD FUND   INCOME FUND      EQUITY FUND       INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)     SUB-ACCOUNT
                           --------------------  ---------------  -------------  ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $    8,740         $  935,279      $   379,447      $    87,095        $  12,886
  Capital gains income...        --                   --               --              --                --
  Net realized gain
   (loss) on security
   transactions..........          (83,318)           108,389           14,936           51,452            8,078
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          252,484            963,582          (39,102)       2,147,936          162,345
                                ----------         ----------      -----------      -----------        ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          177,906          2,007,250          355,281        2,286,483          183,309
                                ----------         ----------      -----------      -----------        ---------
UNIT TRANSACTIONS:
  Purchases..............          191,939            953,685          724,976        1,093,625           78,012
  Net transfers..........         (365,445)            80,057         (781,633)          79,170         (512,907)
  Surrenders for benefit
   payments and fees.....          (42,848)          (734,627)        (529,923)        (335,032)         (10,551)
  Net loan activity......          (19,841)          (207,131)         (73,079)         (79,327)          (3,962)
  Cost of insurance......         (108,780)          (615,364)        (508,593)        (496,419)         (44,526)
                                ----------         ----------      -----------      -----------        ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (344,975)          (523,380)      (1,168,252)         262,017         (493,934)
                                ----------         ----------      -----------      -----------        ---------
  Net increase (decrease)
   in net assets.........         (167,069)         1,483,870         (812,971)       2,548,500         (310,625)
NET ASSETS:
  Beginning of year......        1,130,175          7,276,931        8,106,227        7,452,160          759,727
                                ----------         ----------      -----------      -----------        ---------
  End of year............       $  963,106         $8,760,801      $ 7,293,256      $10,000,660        $ 449,102
                                ==========         ==========      ===========      ===========        =========


                               PUTNAM VT
                           INTERNATIONAL NEW     PUTNAM VT
                           OPPORTUNITIES FUND  INVESTORS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $   3,540        $     9,030
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions..........       (504,105)          (278,889)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        680,164            514,563
                               ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        179,599            244,704
                               ---------        -----------
UNIT TRANSACTIONS:
  Purchases..............         89,439            204,821
  Net transfers..........       (372,550)        (1,048,556)
  Surrenders for benefit
   payments and fees.....        (97,610)           (63,920)
  Net loan activity......         (3,901)           (26,000)
  Cost of insurance......        (44,129)          (102,602)
                               ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (428,751)        (1,036,257)
                               ---------        -----------
  Net increase (decrease)
   in net assets.........       (249,152)          (791,553)
NET ASSETS:
  Beginning of year......        644,391          1,547,415
                               ---------        -----------
  End of year............      $ 395,239        $   755,862
                               =========        ===========

(c) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                               PUTNAM VT            PUTNAM VT           PUTNAM VT
                           MONEY MARKET FUND  NEW OPPORTUNITIES FUND  NEW VALUE FUND
                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------  ----------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $    14,066          $ --                $    33,461
  Capital gains income...        --                  --                    --
  Net realized gain
   (loss) on security
   transactions..........        --                 (5,230,730)           (114,913)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                 10,032,143             608,402
                              -----------          -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          14,066            4,801,413             526,950
                              -----------          -----------         -----------
UNIT TRANSACTIONS:
  Purchases..............         171,106            2,633,975             209,421
  Net transfers..........      (1,023,673)          (3,416,346)         (1,394,680)
  Surrenders for benefit
   payments and fees.....        (185,332)          (1,032,230)            (93,474)
  Net loan activity......         125,974             (415,681)              4,331
  Cost of insurance......        (163,917)          (1,299,310)           (156,385)
                              -----------          -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,075,842)          (3,529,592)         (1,430,787)
                              -----------          -----------         -----------
  Net increase (decrease)
   in net assets.........      (1,061,776)           1,271,821            (903,837)
NET ASSETS:
  Beginning of year......       2,149,792           16,122,596           2,401,682
                              -----------          -----------         -----------
  End of year............     $ 1,088,016          $17,394,417         $ 1,497,845
                              ===========          ===========         ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                               PUTNAM VT          PUTNAM VT         PUTNAM VT
                            OTC & EMERGING    THE GEORGE PUTNAM  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT
                              GROWTH FUND      FUND OF BOSTON    AND INCOME FUND   VISTA FUND   VOYAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  -----------------  ----------------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $ --               $   34,360        $   104,962      $  --       $   258,188
  Capital gains income...       --                 --                 --               --           --
  Net realized gain
   (loss) on security
   transactions..........       (922,771)            39,550           (512,464)      (306,150)   (8,017,300)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,217,063            120,069            910,745        523,535    16,618,916
                              ----------         ----------        -----------      ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        294,292            193,979            503,243        217,385     8,859,804
                              ----------         ----------        -----------      ---------   -----------
UNIT TRANSACTIONS:
  Purchases..............        177,923            142,029            217,329        146,711     4,628,027
  Net transfers..........       (371,840)          (202,765)          (852,951)      (512,788)   (4,680,862)
  Surrenders for benefit
   payments and fees.....        (35,395)           (68,067)          (257,499)       (47,975)   (2,771,625)
  Net loan activity......        (55,862)            (8,876)           (78,322)       (10,954)   (1,055,295)
  Cost of insurance......        (90,002)          (133,061)          (148,057)       (76,709)   (2,717,973)
                              ----------         ----------        -----------      ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (375,176)          (270,740)        (1,119,500)      (501,715)   (6,597,728)
                              ----------         ----------        -----------      ---------   -----------
  Net increase (decrease)
   in net assets.........        (80,884)           (76,761)          (616,257)      (284,330)    2,262,076
NET ASSETS:
  Beginning of year......        696,538          1,076,116          2,392,723        825,545    38,002,329
                              ----------         ----------        -----------      ---------   -----------
  End of year............     $  615,654         $  999,355        $ 1,776,466      $ 541,215   $40,264,405
                              ==========         ==========        ===========      =========   ===========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                 AMERICAN FUNDS
                             AMERICAN FUNDS       GLOBAL SMALL      AMERICAN FUNDS
                           GLOBAL GROWTH FUND  CAPITALIZATION FUND   GROWTH FUND
                              SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $   12,721           $   4,805        $     1,610
  Capital gains income...        --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........             609                 781            (22,703)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (233,989)           (151,639)        (1,143,054)
                               ----------           ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (220,659)           (146,053)        (1,164,147)
                               ----------           ---------        -----------
UNIT TRANSACTIONS:
  Purchases..............          72,669              42,677            511,721
  Net transfers..........         564,360             241,053          3,980,117
  Surrenders for benefit
   payments and fees.....           1,087              (6,553)          (112,317)
  Net loan activity......             (17)            (11,251)          (115,444)
  Cost of insurance......         (73,412)            (39,705)          (288,683)
                               ----------           ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         564,687             226,221          3,975,394
                               ----------           ---------        -----------
  Net increase (decrease)
   in net assets.........         344,028              80,168          2,811,247
NET ASSETS:
  Beginning of year......       1,278,746             584,888          2,081,089
                               ----------           ---------        -----------
  End of year............      $1,622,774           $ 665,056        $ 4,892,336
                               ==========           =========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                               FIDELITY VIP
                             AMERICAN FUNDS    ASSET MANAGER       FIDELITY VIP           FIDELITY VIP     HARTFORD ADVISERS
                           GROWTH-INCOME FUND    PORTFOLIO    EQUITY-INCOME PORTFOLIO  OVERSEAS PORTFOLIO      HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  -------------  -----------------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $    65,494       $  104,083          $   275,586            $   28,980         $   970,429
  Capital gains income...        --                --                   375,103              --                  --
  Net realized gain
   (loss) on security
   transactions..........         (22,988)         (12,594)            (246,824)              (41,060)            (89,021)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,214,732)        (350,920)          (3,401,822)             (840,047)         (5,864,854)
                              -----------       ----------          -----------            ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,172,226)        (259,431)          (2,997,957)             (852,127)         (4,983,446)
                              -----------       ----------          -----------            ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............         540,443          309,122            1,982,450               592,957           4,291,038
  Net transfers..........       4,593,052          193,924              111,549                43,096            (452,845)
  Surrenders for benefit
   payments and fees.....        (222,365)        (233,041)          (1,600,703)             (221,294)         (1,812,830)
  Net loan activity......        (448,341)         (10,155)            (202,158)             (105,459)           (658,567)
  Cost of insurance......        (362,989)        (196,607)          (1,109,136)             (299,545)         (2,575,431)
                              -----------       ----------          -----------            ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,099,800           63,243             (817,998)                9,755          (1,208,635)
                              -----------       ----------          -----------            ----------         -----------
  Net increase (decrease)
   in net assets.........       2,927,574         (196,188)          (3,815,955)             (842,372)         (6,192,081)
NET ASSETS:
  Beginning of year......       3,425,542        2,846,892           17,354,435             4,100,247          37,530,083
                              -----------       ----------          -----------            ----------         -----------
  End of year............     $ 6,353,116       $2,650,704          $13,538,480            $3,257,875         $31,338,002
                              ===========       ==========          ===========            ==========         ===========


                           HARTFORD BOND    HARTFORD CAPITAL
                             HLS FUND     APPRECIATION HLS FUND
                            SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................   $   816,858       $    467,060
  Capital gains income...       238,664          --
  Net realized gain
   (loss) on security
   transactions..........        39,521            (35,462)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       997,240        (17,312,342)
                            -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,092,283        (16,880,744)
                            -----------       ------------
UNIT TRANSACTIONS:
  Purchases..............     1,457,731          7,557,057
  Net transfers..........     6,617,702           (171,129)
  Surrenders for benefit
   payments and fees.....    (1,325,015)        (3,748,363)
  Net loan activity......      (339,463)        (1,021,635)
  Cost of insurance......    (1,152,991)        (4,650,284)
                            -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,257,964         (2,034,354)
                            -----------       ------------
  Net increase (decrease)
   in net assets.........     7,350,247        (18,915,098)
NET ASSETS:
  Beginning of year......    15,993,966         87,440,331
                            -----------       ------------
  End of year............   $23,344,213       $ 68,525,233
                            ===========       ============

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                            HARTFORD DIVIDEND    HARTFORD GLOBAL   HARTFORD GLOBAL
                           AND GROWTH HLS FUND  ADVISERS HLS FUND  LEADERS HLS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   374,553          $    116           $  3,052
  Capital gains income...        1,184,792               157            --
  Net realized gain
   (loss) on security
   transactions..........          (47,831)              409            (17,964)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (5,086,030)          (21,876)           (39,405)
                               -----------          --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (3,574,516)          (21,194)           (54,317)
                               -----------          --------           --------
UNIT TRANSACTIONS:
  Purchases..............        2,692,518            44,339             32,202
  Net transfers..........        1,768,834           115,585            190,151
  Surrenders for benefit
   payments and fees.....       (1,907,177)          (10,870)            (1,250)
  Net loan activity......         (412,541)           (5,851)              (727)
  Cost of insurance......       (1,632,397)          (25,252)           (22,175)
                               -----------          --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          509,237           117,951            198,201
                               -----------          --------           --------
  Net increase (decrease)
   in net assets.........       (3,065,279)           96,757            143,884
NET ASSETS:
  Beginning of year......       26,791,841           151,566            169,284
                               -----------          --------           --------
  End of year............      $23,726,562          $248,323           $313,168
                               ===========          ========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                                       HARTFORD
                                                                                     INTERNATIONAL
                             HARTFORD GLOBAL      HARTFORD GROWTH    HARTFORD INDEX  OPPORTUNITIES  HARTFORD MIDCAP
                           TECHNOLOGY HLS FUND  AND INCOME HLS FUND     HLS FUND       HLS FUND        HLS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------------  -------------------  --------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................       $--                 $    4,373        $   288,197     $   281,833     $    12,966
  Capital gains income...        --                   --                  889,231         --             --
  Net realized gain
   (loss) on security
   transactions..........        (192,905)                 498            (69,552)       (156,370)       (107,242)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (38,886)            (309,507)        (7,333,794)     (2,886,251)     (1,673,283)
                                ---------           ----------        -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (231,791)            (304,636)        (6,225,918)     (2,760,788)     (1,767,559)
                                ---------           ----------        -----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............          25,932              193,483          2,796,567       1,829,177       1,157,279
  Net transfers..........         241,755              280,148          2,908,384      (2,563,038)      3,624,219
  Surrenders for benefit
   payments and fees.....             140              (61,555)        (1,484,778)       (949,532)       (301,076)
  Net loan activity......          (2,806)              13,544           (217,045)       (222,111)       (116,857)
  Cost of insurance......         (15,848)            (128,935)        (1,657,390)       (898,344)       (658,159)
                                ---------           ----------        -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         249,173              296,685          2,345,738      (2,803,848)      3,705,406
                                ---------           ----------        -----------     -----------     -----------
  Net increase (decrease)
   in net assets.........          17,382               (7,951)        (3,880,180)     (5,564,636)      1,937,847
NET ASSETS:
  Beginning of year......          53,573            1,095,181         27,550,545      18,007,533       8,813,650
                                ---------           ----------        -----------     -----------     -----------
  End of year............       $  70,955           $1,087,230        $23,670,365     $12,442,897     $10,751,497
                                =========           ==========        ===========     ===========     ===========


                           HARTFORD MONEY    HARTFORD MORTGAGE
                           MARKET HLS FUND  SECURITIES HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................    $   504,874        $  162,882
  Capital gains income...          2,207          --
  Net realized gain
   (loss) on security
   transactions..........       --                   3,501
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                 200,338
                             -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        507,081           366,721
                             -----------        ----------
UNIT TRANSACTIONS:
  Purchases..............     22,804,447           389,158
  Net transfers..........     (8,862,861)        2,680,785
  Surrenders for benefit
   payments and fees.....     (7,717,343)         (245,624)
  Net loan activity......        (54,995)          (20,254)
  Cost of insurance......     (2,720,321)         (271,045)
                             -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,448,927         2,533,020
                             -----------        ----------
  Net increase (decrease)
   in net assets.........      3,956,008         2,899,741
NET ASSETS:
  Beginning of year......     31,265,652         3,699,422
                             -----------        ----------
  End of year............    $35,221,660        $6,599,163
                             ===========        ==========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                              PUTNAM VT
                            HARTFORD SMALL   HARTFORD STOCK  DIVERSIFIED
                           COMPANY HLS FUND     HLS FUND     INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  --------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  --            $    407,582   $  140,983
  Capital gains income...       --                --             --
  Net realized gain
   (loss) on security
   transactions..........         51,215        (3,693,035)     (30,736)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,405,714)       (9,396,615)      27,999
                             -----------      ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (2,354,499)      (12,682,068)     138,246
                             -----------      ------------   ----------
UNIT TRANSACTIONS:
  Purchases..............        985,006         5,480,307      412,654
  Net transfers..........         30,352        (4,610,733)   2,388,172
  Surrenders for benefit
   payments and fees.....       (388,118)       (2,930,296)    (215,835)
  Net loan activity......        (35,770)         (426,295)     (20,393)
  Cost of insurance......       (411,710)       (3,150,673)    (244,181)
                             -----------      ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        179,760        (5,637,690)   2,320,417
                             -----------      ------------   ----------
  Net increase (decrease)
   in net assets.........     (2,174,739)      (18,319,758)   2,458,663
NET ASSETS:
  Beginning of year......      8,251,868        53,738,281    1,657,600
                             -----------      ------------   ----------
  End of year............    $ 6,077,129      $ 35,418,523   $4,116,263
                             ===========      ============   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                              PUTNAM VT                            PUTNAM VT
                            GLOBAL ASSET        PUTNAM VT         GROWTH AND          PUTNAM VT           PUTNAM VT
                           ALLOCATION FUND  GLOBAL EQUITY FUND    INCOME FUND    HEALTH SCIENCES FUND  HIGH YIELD FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ------------------  ---------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   200,287       $    51,929       $  1,025,553         $      849         $  926,413
  Capital gains income...       --                --                 --                --                   --
  Net realized gain
   (loss) on security
   transactions..........     (1,525,555)         (564,283)          (973,132)           (20,221)           (30,167)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        111,983        (3,735,846)        (8,952,719)          (276,780)          (945,880)
                             -----------       -----------       ------------         ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,213,285)       (4,248,200)        (8,900,298)          (296,152)           (49,634)
                             -----------       -----------       ------------         ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............        714,509         2,043,093          4,680,003            300,163            898,412
  Net transfers..........     (2,704,354)       (2,444,534)        (5,345,248)           (10,327)           (58,103)
  Surrenders for benefit
   payments and fees.....     (1,129,354)         (928,009)        (2,999,350)           (48,988)          (416,803)
  Net loan activity......         20,591           (76,482)          (565,902)           (27,635)          (198,828)
  Cost of insurance......       (475,615)       (1,061,438)        (2,831,842)          (122,959)          (552,648)
                             -----------       -----------       ------------         ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (3,574,223)       (2,467,370)        (7,062,339)            90,254           (327,970)
                             -----------       -----------       ------------         ----------         ----------
  Net increase (decrease)
   in net assets.........     (4,787,508)       (6,715,570)       (15,962,637)          (205,898)          (377,604)
NET ASSETS:
  Beginning of year......     10,890,843        20,293,332         51,177,370          1,336,073          7,654,535
                             -----------       -----------       ------------         ----------         ----------
  End of year............    $ 6,103,335       $13,577,762       $ 35,214,733         $1,130,175         $7,276,931
                             ===========       ===========       ============         ==========         ==========

                                            PUTNAM VT
                                          INTERNATIONAL
                             PUTNAM VT     GROWTH AND
                            INCOME FUND    INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   423,373      $  3,703
  Capital gains income...       --            --
  Net realized gain
   (loss) on security
   transactions..........      (106,278)       (5,403)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       277,711       (94,216)
                            -----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       594,806       (95,916)
                            -----------      --------
UNIT TRANSACTIONS:
  Purchases..............       675,016       138,086
  Net transfers..........      (221,574)      266,459
  Surrenders for benefit
   payments and fees.....      (855,822)      (39,880)
  Net loan activity......      (160,974)       (7,852)
  Cost of insurance......      (455,247)      (52,089)
                            -----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,018,601)      304,724
                            -----------      --------
  Net increase (decrease)
   in net assets.........      (423,795)      208,808
NET ASSETS:
  Beginning of year......     8,530,022       550,919
                            -----------      --------
  End of year............   $ 8,106,227      $759,727
                            ===========      ========

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              PUTNAM VT          PUTNAM VT
                            INTERNATIONAL    INTERNATIONAL NEW     PUTNAM VT
                             GROWTH FUND     OPPORTUNITIES FUND  INVESTORS FUND
                            SUB-ACCOUNT *       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $    83,412         $   7,383         $    5,203
  Capital gains income...       --                --                  --
  Net realized gain
   (loss) on security
   transactions..........       (241,215)         (254,607)           (31,261)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,171,299)          122,725           (333,992)
                             -----------         ---------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,329,102)         (124,499)          (360,050)
                             -----------         ---------         ----------
UNIT TRANSACTIONS:
  Purchases..............      1,061,106           159,698            320,284
  Net transfers..........        262,405          (208,571)           318,878
  Surrenders for benefit
   payments and fees.....       (527,841)          (27,000)           (70,068)
  Net loan activity......       (128,608)          (26,257)           (23,043)
  Cost of insurance......       (454,003)          (76,369)          (117,265)
                             -----------         ---------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        213,059          (178,499)           428,786
                             -----------         ---------         ----------
  Net increase (decrease)
   in net assets.........     (1,116,043)         (302,998)            68,736
NET ASSETS:
  Beginning of year......      8,568,203           947,389          1,478,679
                             -----------         ---------         ----------
  End of year............    $ 7,452,160         $ 644,391         $1,547,415
                             ===========         =========         ==========

  * Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                                                                      PUTNAM VT          PUTNAM VT
                               PUTNAM VT        PUTNAM VT NEW       PUTNAM VT      OTC & EMERGING    THE GEORGE PUTNAM
                           MONEY MARKET FUND  OPPORTUNITIES FUND  NEW VALUE FUND     GROWTH FUND      FUND OF BOSTON
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ------------------  --------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $    40,538        $  --              $  180,094       $ --               $   20,323
  Capital gains income...        --                 --                 --              --                 --
  Net realized gain
   (loss) on security
   transactions..........        --                  (922,002)        (463,484)         (24,149)              (345)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                (6,858,777)        (542,454)        (328,614)           (94,520)
                              -----------        ------------       ----------       ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          40,538          (7,780,779)        (825,844)        (352,763)           (74,542)
                              -----------        ------------       ----------       ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............         248,537           3,224,430          454,215          271,190            124,112
  Net transfers..........          69,740          (2,937,381)         188,034         (551,136)           410,745
  Surrenders for benefit
   payments and fees.....      (1,219,131)         (1,277,411)        (239,032)         (66,651)           (23,041)
  Net loan activity......          27,672            (299,752)         (27,703)         (11,976)           (10,035)
  Cost of insurance......        (185,222)         (1,435,561)        (218,084)         (96,107)           (98,757)
                              -----------        ------------       ----------       ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,058,404)         (2,725,675)         157,430         (454,680)           403,024
                              -----------        ------------       ----------       ----------         ----------
  Net increase (decrease)
   in net assets.........      (1,017,866)        (10,506,454)        (668,414)        (807,443)           328,482
NET ASSETS:
  Beginning of year......       3,167,658          26,629,050        3,070,096        1,503,981            747,634
                              -----------        ------------       ----------       ----------         ----------
  End of year............     $ 2,149,792        $ 16,122,596       $2,401,682       $  696,538         $1,076,116
                              ===========        ============       ==========       ==========         ==========

                              PUTNAM VT
                           UTILITIES GROWTH   PUTNAM VT    PUTNAM VT
                           AND INCOME FUND   VISTA FUND   VOYAGER FUND
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           ----------------  -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $    99,692     $   --       $    444,335
  Capital gains income...       --               --            --
  Net realized gain
   (loss) on security
   transactions..........        (74,590)       (23,532)    (2,339,526)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (808,557)      (334,892)   (13,483,216)
                             -----------     ----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (783,455)      (358,424)   (15,378,407)
                             -----------     ----------   ------------
UNIT TRANSACTIONS:
  Purchases..............        300,425        217,116      5,402,483
  Net transfers..........       (259,060)      (167,750)    (7,705,462)
  Surrenders for benefit
   payments and fees.....       (102,300)       (21,054)    (3,236,699)
  Net loan activity......        (85,011)        (3,852)      (884,121)
  Cost of insurance......       (177,399)       (92,010)    (3,152,906)
                             -----------     ----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (323,345)       (67,550)    (9,576,705)
                             -----------     ----------   ------------
  Net increase (decrease)
   in net assets.........     (1,106,800)      (425,974)   (24,955,112)
NET ASSETS:
  Beginning of year......      3,499,523      1,251,519     62,957,441
                             -----------     ----------   ------------
  End of year............    $ 2,392,723     $  825,545   $ 38,002,329
                             ===========     ==========   ============

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will make deductions at an annual maximum rate of 1.20% from the Account to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners accounts.

_____________________________________ SA-48 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES      PROCEEDS
                                            AT COST      FROM SALES
                                          ------------  ------------
AIM V.I. Mid Cap Core Equity Fund.......  $    230,885  $      2,688
AIM V.I. Premier Equity Fund............        20,088           746
American Funds Asset Allocation Fund....     2,324,956        67,790
American Funds Blue Chip Income and
 Growth Fund............................     1,345,955         2,026
American Funds Bond Fund................     1,490,667         4,268
American Funds Global Growth Fund.......     2,049,495       589,708
American Funds Global Small
 Capitalization Fund....................     2,175,486       947,230
American Funds Growth Fund..............     5,867,632     1,333,828
American Funds Growth-Income Fund.......     7,199,173     1,231,565
American Funds International Fund.......     1,801,687       194,331
American Funds New World Fund...........       265,871         1,247
Fidelity VIP Asset Manager Portfolio....     1,361,950     2,057,873
Fidelity VIP Equity-Income Portfolio....     2,104,614     1,918,112
Fidelity VIP Overseas Portfolio.........       660,518     1,961,676
Mutual Shares Securities Fund...........       536,002        24,413
Franklin Small Cap Value Securities
 Fund...................................       446,924         5,495
Hartford Advisers HLS Fund..............     3,889,827     4,490,772
Hartford Bond HLS Fund..................    12,214,466     7,966,371
Hartford Capital Appreciation HLS
 Fund...................................     4,919,031     9,502,557
Hartford Disciplined Equity HLS Fund....       703,516       177,899
Hartford Dividend and Growth HLS Fund...     3,123,414     3,136,937
Hartford Global Advisers HLS Fund.......        82,948       239,542
Hartford Global Leaders HLS Fund........        63,898       261,871
Hartford Global Technology HLS Fund.....       576,185       452,727
Hartford Growth Opportunities HLS
 Fund...................................       286,872         4,513
Hartford Index HLS Fund.................     4,005,677     5,883,675
Hartford International Small Company HLS
 Fund...................................       303,632         2,011
Hartford International Opportunities HLS
 Fund...................................     1,385,759     4,203,266
Hartford MidCap HLS Fund................     4,793,185     2,619,129
Hartford MidCap Value HLS Fund..........       548,610        56,235
Hartford Money Market HLS Fund..........    24,302,597    27,059,166
Hartford Mortgage Securities HLS Fund...     1,441,311     2,313,033
Hartford Small Company HLS Fund.........     3,172,272     2,441,674
Hartford Stock HLS Fund.................     3,075,275     6,468,801
Hartford Value Opportunities HLS Fund...       172,378        11,234
MFS New Discovery Series................       140,039         5,802
MFS Total Return Series.................       636,105        11,967
Putnam VT Capital Opportunities Fund....        68,539         7,421
Putnam VT Diversified Income Fund.......     1,589,101     4,717,514
Putnam VT Equity Income Fund............       314,835         5,555
Putnam VT Global Asset Allocation
 Fund...................................       430,184     2,589,120
Putnam VT Global Equity Fund............       621,401     3,925,699
Putnam VT Growth and Income Fund........     1,972,622    10,146,565
Putnam VT Health Sciences Fund..........       188,699       525,025
Putnam VT High Yield Fund...............     2,948,852     2,536,994
Putnam VT Income Fund...................     1,631,721     2,420,275
Putnam VT International Equity Fund.....     2,372,772     2,024,349
Putnam VT International Growth and
 Income Fund............................        85,455       566,502
Putnam VT International New
 Opportunities Fund.....................       301,657       726,869
Putnam VT Investors Fund................       270,237     1,297,443
Putnam VT Money Market Fund.............       885,863     1,946,981
Putnam VT New Opportunities Fund........       698,280     4,228,836
Putnam VT New Value Fund................       589,203     1,986,498
Putnam VT OTC & Emerging Growth Fund....       372,942       748,769
Putnam VT The George Putnam Fund of
 Boston.................................       433,187       669,568
Putnam VT Utilities Growth and Income
 Fund...................................     1,037,264     2,051,752
Putnam VT Vista Fund....................        97,471       599,327
Putnam VT Voyager Fund..................     1,194,589     7,538,352
                                          ------------  ------------
                                          $117,823,774  $138,911,592
                                          ============  ============

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

  5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
AIM V.I. Mid Cap Core Equity
 Fund..............................       23,978        2,674           21,304
AIM V.I. Premier Equity Fund.......        1,945           97            1,848
American Funds Asset Allocation
 Fund..............................      226,580       12,483          214,096
American Funds Blue Chip Income and
 Growth Fund.......................      126,281        3,060          123,221
American Funds Bond Fund...........      152,290        3,649          148,641
American Funds Global Growth
 Fund..............................    2,724,888      926,561        1,798,328
American Funds Global Small
 Capitalization Fund...............    2,644,649    1,153,085        1,491,564
American Funds Growth Fund.........    9,656,532    3,418,711        6,237,822
American Funds Growth-Income
 Fund..............................    8,566,980    2,493,917        6,073,063
American Funds International
 Fund..............................      167,515       24,167          143,348
American Funds New World Fund......       24,221          360           23,861
Fidelity VIP Asset Manager
 Portfolio.........................      891,843    1,284,780         (392,937)
Fidelity VIP Equity-Income
 Portfolio.........................    1,941,246    1,976,666          (35,420)
Fidelity VIP Overseas Portfolio....      874,744    1,838,354         (963,610)
Mutual Shares Securities Fund......       52,027        3,656           48,371
Franklin Small Cap Value Securities
 Fund..............................       41,109        1,044           40,065
Hartford Advisers HLS Fund.........    2,973,976    3,560,277         (586,300)
Hartford Bond HLS Fund.............    7,182,279    5,565,541        1,616,738
Hartford Capital Appreciation HLS
 Fund..............................    3,917,915    5,561,007       (1,643,092)
Hartford Disciplined Equity HLS
 Fund..............................      788,225      314,339          473,886
Hartford Dividend and Growth HLS
 Fund..............................    2,211,023    2,492,584         (281,560)
Hartford Global Advisers HLS
 Fund..............................       92,618      231,340         (138,722)
Hartford Global Leaders HLS Fund...      108,029      363,705         (255,676)
Hartford Global Technology HLS
 Fund..............................    1,173,752      943,100          230,652
Hartford Growth Opportunities HLS
 Fund..............................       26,624          792           25,832
Hartford Index HLS Fund............    2,618,756    3,640,126       (1,021,371)
Hartford International Small
 Company HLS Fund..................       23,757          639           23,118
Hartford International
 Opportunities HLS Fund............    2,017,331    4,144,686       (2,127,355)
Hartford MidCap HLS Fund...........    3,181,142    2,237,557          943,585
Hartford MidCap Value HLS Fund.....       48,214        5,555           42,658
Hartford Money Market HLS Fund.....   26,852,598   28,816,536       (1,963,938)
Hartford Mortgage Securities HLS
 Fund..............................      976,247    1,564,812         (588,565)
Hartford Small Company HLS Fund....    3,579,486    2,877,924          701,562
Hartford Stock HLS Fund............    3,013,174    4,568,309       (1,555,135)
Hartford Value Opportunites HLS
 Fund..............................       15,547        1,221           14,326
MFS New Discovery Series...........       12,233          534           11,699
MFS Total Return Series............       63,117        1,788           61,329
Putnam VT Capital Opportunities
 Fund..............................        5,906          696            5,210
Putnam VT Diversified Income
 Fund..............................      100,444      319,494         (219,050)
Putnam VT Equity Income Fund.......       31,051          996           30,054
Putnam VT Global Asset Allocation
 Fund..............................       30,900      153,394         (122,493)
Putnam VT Global Equity Fund.......      146,189      352,857         (206,668)
Putnam VT Growth and Income Fund...      246,344      620,443         (374,099)
Putnam VT Health Sciences Fund.....       27,497       60,609          (33,112)
Putnam VT High Yield Fund..........      177,434      200,488          (23,053)
Putnam VT Income Fund..............      107,502      169,190          (61,688)
Putnam VT International Equity
 Fund..............................      316,930      283,955           32,976
Putnam VT International Growth and
 Income Fund.......................       12,820       64,334          (51,514)
Putnam VT International New
 Opportunities Fund................       42,773       89,101          (46,328)
Putnam VT Investors Fund...........       45,108      184,743         (139,635)
Putnam VT Money Market Fund........      511,856    1,215,698         (703,842)
Putnam VT New Opportunities Fund...      207,871      424,843         (216,973)
Putnam VT New Value Fund...........       62,341      173,936         (111,595)
Putnam VT OTC & Emerging Growth
 Fund..............................       97,741      152,875          (55,134)
Putnam VT The George Putnam Fund of
 Boston............................       44,514       65,526          (21,013)
Putnam VT Utilities Growth and
 Income Fund.......................       69,593      134,374          (64,782)
Putnam VT Vista Fund...............       21,071       79,189          (58,118)
Putnam VT Voyager Fund.............      256,076      522,040         (265,964)

_____________________________________ SA-50 ____________________________________

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
American Funds Global Growth
 Fund..............................    2,549,968    1,800,901          749,067
American Funds Growth Fund.........    9,507,907    3,959,736        5,548,171
American Funds Growth-Income
 Fund..............................    9,528,004    5,186,477        4,341,527
American Funds Small Capitalization
 Fund..............................    1,103,319      831,337          271,982
Fidelity VIP Asset Manager
 Portfolio.........................    1,892,483    1,860,531           31,952
Fidelity VIP Equity-Income
 Portfolio.........................    8,997,007    9,487,808         (490,801)
Fidelity VIP Overseas Portfolio....    3,319,097    3,328,916           (9,819)
Hartford Advisers HLS Fund.........   14,897,267   15,361,240         (463,973)
Hartford Bond HLS Fund.............   14,795,064   11,852,576        2,942,488
Hartford Capital Appreciation HLS
 Fund..............................   26,807,596   27,396,524         (588,928)
Hartford Dividend and Growth HLS
 Fund..............................   12,035,021   11,701,628          333,393
Hartford Global Advisers HLS
 Fund..............................      255,333      143,781          111,552
Hartford Global Leaders HLS Fund...    1,086,725      827,666          259,059
Hartford Global Technology HLS
 Fund..............................   28,991,921   28,907,864           84,057
Hartford Growth and Income HLS
 Fund..............................    1,123,504      837,743          285,761
Hartford Index HLS Fund............   11,834,612   10,789,923        1,044,689
Hartford International
 Opportunities HLS Fund............   12,727,919   14,505,572       (1,777,653)
Hartford MidCap HLS Fund...........    7,420,285    5,583,492        1,836,793
Hartford Money Market HLS Fund.....   60,254,873   57,968,249        2,286,624
Hartford Mortgage Securities HLS
 Fund..............................    4,168,846    2,782,799        1,386,047
Hartford Small Company HLS Fund....    9,032,826    8,685,539          347,287
Hartford Stock HLS Fund............   17,613,455   19,890,678       (2,277,223)
Putnam VT Diversified Income
 Fund..............................      416,696      252,500          164,196
Putnam VT Global Asset Allocation
 Fund..............................      559,587      753,343         (193,756)
Putnam VT Global Equity Fund.......    1,162,136    1,310,177         (148,041)
Putnam VT Growth and Income Fund...    1,947,930    2,245,141         (297,211)
Putnam VT Health Sciences Fund.....      153,360      146,719            6,641
Putnam VT High Yield Fund..........      566,415      587,977          (21,562)
Putnam VT Income Fund..............      747,875      809,503          (61,628)
Putnam VT International Growth and
 Income Fund.......................      145,355      111,720           33,635
Putnam VT International Growth
 Fund..............................    1,672,846    1,635,409           37,437
Putnam VT International New
 Opportunities Fund................      110,601      133,926          (23,325)
Putnam VT Investors Fund...........      302,724      241,374           61,350
Putnam VT Money Market Fund........    2,865,016    3,564,947         (699,931)
Putnam VT New Opportunities Fund...    1,505,192    1,680,794         (175,602)
Putnam VT New Value Fund...........      469,901      486,932          (17,031)
Putnam VT OTC & Emerging Growth
 Fund..............................      306,035      379,636          (73,601)
Putnam VT The George Putnam Fund of
 Boston............................       95,901       59,167           36,734
Putnam VT Utilities Growth and
 Income Fund.......................      177,121      195,309          (18,188)
Putnam VT Vista Fund...............      135,433      141,771           (6,338)
Putnam VT Voyager Fund.............    2,194,605    2,577,963         (383,358)

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                            INVESTMENT
                                                     UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                      UNITS      FAIR VALUE #    OWNER'S EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ---------------  --------------  ---------  ----------  ---------
AIM V.I. MID CAP CORE EQUITY FUND
  2003  Lowest contract charges         21,304    $11.392463      $   242,707       --         --         13.93%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
AIM V.I. PREMIER EQUITY FUND
  2003  Lowest contract charges          1,848     11.264791           20,817       --         (0.59)%    12.65%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2003  Lowest contract charges        214,096     11.059916        2,367,888       --          3.70%     10.60%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2003  Lowest contract charges        123,221     11.598516        1,429,175       --         --         15.99%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
AMERICAN FUNDS BOND FUND
  2003  Lowest contract charges        148,641     10.320517        1,534,055       --         --          3.21%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
AMERICAN FUNDS GLOBAL GROWTH FUND
  2003  Lowest contract charges      4,086,581      0.959325        3,920,359       --         (0.34)%    35.27%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      2,288,253      0.709176        1,622,774       --         (0.88)%   (14.64)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      1,539,187      0.830793        1,278,746       --          0.91%    (16.92)%
        Highest contract charges       --            --               --            --         --
        Remaining contract
        charges                        --            --               --            --         --         --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2003  Lowest contract charges      2,435,621      1.081533        2,634,205       --         (0.56)%    53.53%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        944,058      0.704466          665,056       --         (0.73)%   (19.05)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        672,075      0.870271          584,888       --          1.16%    (12.97)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --

_____________________________________ SA-52 ____________________________________

                                                                                            INVESTMENT
                                                     UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                      UNITS      FAIR VALUE #    OWNER'S EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ---------------  --------------  ---------  ----------  ---------
AMERICAN FUNDS GROWTH FUND
  2003  Lowest contract charges     14,413,229    $ 0.818667      $11,799,635       --         (0.14)%    36.80%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      8,175,408      0.598421        4,892,336       --          0.04%    (24.45)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      2,627,237      0.792121        2,081,089       --         (0.53)%   (20.79)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
AMERICAN FUNDS GROWTH-INCOME FUND
  2003  Lowest contract charges     13,829,818      1.084618       15,000,069       --          1.33%     32.43%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      7,756,755      0.819043        6,353,116       --          1.19%    (18.34)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      3,415,228      1.003020        3,425,542       --          1.43%      0.30%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
AMERICAN FUNDS INTERNATIONAL FUND
  2003  Lowest contract charges        143,348     12.555634        1,799,827       --          2.17%     25.56%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
AMERICAN FUNDS NEW WORLD FUND
  2003  Lowest contract charges         23,861     12.424553          296,459       --         --         24.25%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2003  Lowest contract charges      1,227,027      1.930394        2,368,645       --          3.40%     17.98%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      1,619,964      1.636274        2,650,704       --          3.87%     (8.73)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      1,588,011      1.792741        2,846,892       --         4.-82%     (4.09)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                            INVESTMENT
                                                     UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                      UNITS      FAIR VALUE #    OWNER'S EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ---------------  --------------  ---------  ----------  ---------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
  2003  Lowest contract charges      7,558,138    $ 2.323637      $17,562,370       --          1.77%     30.33%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      7,593,559      1.782890       13,538,480       --          1.75%    (16.95)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      8,084,359      2.146668       17,354,435       --          1.69%     (4.96)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
FIDELITY VIP OVERSEAS PORTFOLIO
  2003  Lowest contract charges      1,974,703      1.589607        3,139,001       --          0.91%     43.37%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      2,938,313      1.108757        3,257,875       --         (0.77)%   (20.28)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      2,948,132      1.390795        4,100,247       --          5.28%    (21.17)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
FRANKLIN MUTUAL SHARES SECURITIES FUND
  2003  Lowest contract charges         48,371     11.375095          550,221       --         --         13.75%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
  2003  Lowest contract charges         40,065     12.170997          487,637       --         --         21.71%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges     13,723,139      2.594991       35,611,423       --          2.41%     18.49%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges     14,309,440      2.190023       31,338,002       --          2.92%    (13.79)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges     14,773,413      2.540380       37,530,083       --          2.86%     (4.64)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --

_____________________________________ SA-54 ____________________________________

                                                                                            INVESTMENT
                                                     UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                      UNITS      FAIR VALUE #    OWNER'S EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ---------------  --------------  ---------  ----------  ---------
HARTFORD BOND HLS FUND
  2003  Lowest contract charges     13,588,688    $ 2.102885      $28,575,449       --          3.65%      7.85%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges     11,971,950      1.949909       23,344,213       --          4.02%     10.08%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      9,029,461      1.771309       15,993,966       --          4.60%      8.68%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges     22,243,450      4.084473       90,852,769       --          0.61%     42.38%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges     23,886,542      2.868780       68,525,233       --         (0.62)%   (19.70)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges     24,475,470      3.572570       87,440,331       --         (0.63)%    (6.94)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003  Lowest contract charges      1,659,563      1.181232        1,960,328       --          1.41%     28.82%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      1,185,677      0.916970        1,087,230       --         (0.40)%   (24.65)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        899,915      1.216983        1,095,181       --         --         (8.02)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2003  Lowest contract charges     10,320,680      2.837561       29,285,558       --          1.53%     26.80%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges     10,602,240      2.237882       23,726,562       --          1.57%    (14.23)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges     10,268,846      2.609041       26,791,841       --          1.56%     (4.04)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                            INVESTMENT
                                                     UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                      UNITS      FAIR VALUE #    OWNER'S EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ---------------  --------------  ---------  ----------  ---------
HARTFORD GLOBAL ADVISERS HLS FUND
  2003  Lowest contract charges        112,375    $ 1.209099      $   135,872       --         (0.43)%    22.26%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        251,097      0.988953          248,323       --          0.05%     (8.95)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        139,545      1.086141          151,566       --         (0.49)%    (6.25)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD GLOBAL LEADERS HLS FUND
  2003  Lowest contract charges        202,922      0.925806          187,867       --         (0.37)%    35.57%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        458,598      0.682881          313,168       --          1.20%    (19.51)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        199,539      0.848373          169,284       --          1.26%    (15.16)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2003  Lowest contract charges        387,383      0.731126          283,226       --         --         61.50%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        156,732      0.452718           70,955       --         --        (38.59)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges         72,675      0.737165           53,573       --         --        (26.28)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2003  Lowest contract charges         25,832     12.071320          311,829       --         --         20.71%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges      9,709,746      2.826298       27,442,637       --          1.38%     28.13%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges     10,731,117      2.205769       23,670,365       --          1.20%    (22.45)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      9,686,428      2.844242       27,550,545       --         (0.82)%   (12.31)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --

_____________________________________ SA-56 ____________________________________

                                                                                            INVESTMENT
                                                     UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                      UNITS      FAIR VALUE #    OWNER'S EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ---------------  --------------  ---------  ----------  ---------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2003  Lowest contract charges         23,118    $12.902318      $   298,281       --          2.33%     29.02%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges      7,343,106      1.748699       12,840,881       --         (0.90)%    33.10%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      9,470,460      1.313864       12,442,897       --          1.91%    (17.93)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges     11,248,114      1.600938       18,007,533       --         (0.12)%   (18.73)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD MIDCAP HLS FUND
  2003  Lowest contract charges      7,132,089      2.391809       17,058,594       --         (0.27)%    37.67%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      6,188,503      1.737334       10,751,497       --         (0.13)%   (14.22)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      4,351,711      2.025330        8,813,650       --         --         (3.62)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD MIDCAP VALUE HLS FUND
  2003  Lowest contract charges         42,658     12.599619          537,480       --         --         26.00%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges     21,062,670      1.541051       32,458,648       --         (0.74)%     0.75%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges     23,026,608      1.529607       35,221,660       --          1.43%      1.47%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges     20,739,985      1.507506       31,265,652       --          3.59%      3.87%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                            INVESTMENT
                                                     UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                      UNITS      FAIR VALUE #    OWNER'S EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ---------------  --------------  ---------  ----------  ---------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2003  Lowest contract charges      2,932,026    $ 1.917343      $ 5,621,700       --          3.25%      2.29%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      3,520,592      1.874447        6,599,163       --          3.39%      8.15%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      2,134,544      1.733120        3,699,422       --          5.40%      7.50%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD SMALL COMPANY HLS FUND
  2003  Lowest contract charges      7,303,097      1.434873       10,479,017       --         --         55.87%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      6,601,535      0.920563        6,077,129       --         --        (30.23)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      6,254,249      1.319402        8,251,868       --         --        (14.92)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges     13,692,226      2.937881       40,226,132       --          1.19%     26.47%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges     15,247,361      2.322928       35,418,523       --         (0.92)%   (24.25)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges     17,524,585      3.066451       53,738,281       --         (0.69)%   (12.23)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2003  Lowest contract charges         14,326     12.314438          176,418       --         --         23.14%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
MFS NEW DISCOVERY SERIES
  2003  Lowest contract charges         11,699     12.118057          141,770       --         --         21.18%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
MFS TOTAL RETURN SERIES
  2003  Lowest contract charges         61,329     10.776006          660,879       --         --          7.76%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
  2003  Lowest contract charges          5,210     12.028998           62,672       --          6.90%     20.29%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --

_____________________________________ SA-58 ____________________________________

                                                                                            INVESTMENT
                                                     UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                      UNITS      FAIR VALUE #    OWNER'S EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ---------------  --------------  ---------  ----------  ---------
PUTNAM VT DIVERSIFIED INCOME FUND
  2003  Lowest contract charges         67,831    $17.256953      $ 1,170,553       --         13.02%     20.27%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        286,881     14.348324        4,116,263       --          3.79%      6.20%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        122,685     13.510984        1,657,600       --          7.22%      3.82%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT EQUITY INCOME FUND
  2003  Lowest contract charges         30,054     11.365596          341,586       --         (0.82)%    13.66%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2003  Lowest contract charges        221,162     21.674078        4,793,484       --          4.55%     22.04%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        343,655     17.760045        6,103,335       --          2.13%    (12.36)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        537,411     20.265402       10,890,843       --          1.16%     (8.35)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT GLOBAL EQUITY FUND
  2003  Lowest contract charges        699,352     19.412578       13,576,229       --          1.29%     29.54%
        Highest contract charges            29     11.588901              333       --         --         15.89%
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        906,049     14.985684       13,577,762       --         (0.32)%   (22.16)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      1,054,091     19.251979       20,293,332       --         --        (29.66)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT GROWTH AND INCOME FUND
  2003  Lowest contract charges          1,627     11.362976           18,489       --         --         13.63%
        Highest contract charges     1,273,166     27.270997       34,720,513       --          2.22%     27.69%
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      1,648,892     21.356598       35,214,733       --          2.42%    (18.79)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      1,946,103     26.297364       51,177,370       --          1.70%     (6.16)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                            INVESTMENT
                                                     UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                      UNITS      FAIR VALUE #    OWNER'S EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ---------------  --------------  ---------  ----------  ---------
PUTNAM VT HEALTH SCIENCES FUND
  2003  Lowest contract charges         84,016    $11.463412      $   963,106       --         (0.83)%    18.80%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        117,127      9.649126        1,130,175       --          0.07%    (20.21)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        110,486     12.092641        1,336,073       --          0.05%    (19.53)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT HIGH YIELD FUND
  2003  Lowest contract charges        441,668     19.796707        8,743,564       --         10.99%     26.86%
        Highest contract charges         1,576     10.936633           17,237       --         --          9.37%
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        466,297     15.605782        7,276,931       --         12.68%     (0.54)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        487,858     15.690083        7,654,535       --         13.40%      3.87%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT INCOME FUND
  2003  Lowest contract charges        383,786     18.928406        7,264,462       --          4.76%      4.70%
        Highest contract charges         2,893      9.953490           28,794       --         --         (0.47)%
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        448,367     18.079459        8,106,227       --          5.37%      8.09%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        509,995     16.725709        8,530,022       --          6.70%      7.53%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT INTERNATIONAL EQUITY FUND
  2003  Lowest contract charges        --          10.983758          --            --          1.04%     28.89%
        Highest contract charges           797     11.843322            9,439       --         --         18.43%
        Remaining contract
        charges                        832,124       --             9,991,221       --         --         --
  2002  Lowest contract charges        --           8.522016          --            --          0.80%     (9.63)%
        Highest contract charges       799,946      9.315833        7,452,160       --          1.10%    (17.52)%
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges         23,476      9.429624          221,368       --         --        (23.76)%
        Highest contract charges       739,032     11.294275        8,346,836       --         (0.34)%   (20.41)%
        Remaining contract
        charges                        --            --               --            --         --         --

_____________________________________ SA-60 ____________________________________

                                                                                            INVESTMENT
                                                     UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                      UNITS      FAIR VALUE #    OWNER'S EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ---------------  --------------  ---------  ----------  ---------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2003  Lowest contract charges         38,423    $11.688479      $   449,102       --          2.05%     38.37%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges         89,936      8.447396          759,727       --         (0.55)%   (13.67)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges         56,302      9.785153          550,919       --         (0.98)%   (20.67)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2003  Lowest contract charges         39,327     10.050111          395,239       --         (0.57)%    33.59%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges         85,655      7.523083          644,391       --         (0.92)%   (13.46)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        108,980      8.693232          947,389       --         --        (28.52)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT INVESTORS FUND
  2003  Lowest contract charges         86,994      8.688642          755,862       --         (0.77)%    27.25%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        226,629      6.827953        1,547,415       --         (0.40)%   (23.68)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        165,280      8.946510        1,478,679       --          0.08%    (24.61)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT MONEY MARKET FUND
  2003  Lowest contract charges        710,301      1.531768        1,088,016       --         (0.78)%     0.76%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      1,414,143      1.520209        2,149,792       --          1.47%      1.46%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      2,114,074      1.498367        3,167,658       --          3.74%      4.00%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                            INVESTMENT
                                                     UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                      UNITS      FAIR VALUE #    OWNER'S EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ---------------  --------------  ---------  ----------  ---------
PUTNAM VT NEW OPPORTUNITIES FUND
  2003  Lowest contract charges            108    $11.520422      $     1,246       --         --         15.20%
        Highest contract charges       943,488     18.434963       17,393,171       --         --         32.70%
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      1,160,569     13.891974       16,122,596       --         --        (30.29)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      1,336,171     19.929373       26,629,050       --         --        (29.99)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT NEW VALUE FUND
  2003  Lowest contract charges         98,728     15.171400        1,497,845       --          1.65%     32.86%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        210,324     11.418982        2,401,682       --          5.03%    (15.44)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        227,355     13.503535        3,070,096       --         (0.69)%     3.61%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT OTC & EMERGING GROWTH FUND
  2003  Lowest contract charges        102,476      6.007790          615,654       --         --         35.94%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        157,610      4.419389          696,538       --         --        (32.06)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        231,210      6.504819        1,503,981       --         --        (45.57)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2003  Lowest contract charges         79,692     12.540269          999,355       --          2.85%     17.35%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        100,704     10.685893        1,076,116       --          2.31%     (8.57)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges         63,971     11.687147          747,634       --          2.02%      0.74%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --

_____________________________________ SA-62 ____________________________________

                                                                                            INVESTMENT
                                                     UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                      UNITS      FAIR VALUE #    OWNER'S EQUITY   RATIO*     RATIO**    RETURN***
                                   -----------  ---------------  --------------  ---------  ----------  ---------
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2003  Lowest contract charges         94,758    $18.747452      $ 1,776,466       --          4.34%     25.00%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        159,539     14.997690        2,392,723       --          3.66%    (23.83)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        177,728     19.690377        3,499,523       --          3.19%    (22.15)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT VISTA FUND
  2003  Lowest contract charges         56,148      9.639100          541,215       --         --         33.42%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges        114,266      7.224769          825,545       --         --        (30.38)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges        120,604     10.377065        1,251,519       --         --        (33.40)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
PUTNAM VT VOYAGER FUND
  2003  Lowest contract charges      1,471,936     27.341904       40,245,528       --         (0.66)%    25.18%
        Highest contract charges         1,683     11.213819           18,877       --         --         12.14%
        Remaining contract
        charges                        --            --               --            --         --         --
  2002  Lowest contract charges      1,739,584     21.845647       38,002,329       --         (0.90)%   (26.34)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --
  2001  Lowest contract charges      2,122,941     29.655765       62,957,441       --         (0.12)%   (22.24)%
        Highest contract charges       --            --               --            --         --         --
        Remaining contract
        charges                        --            --               --            --         --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges and Riders (if applicable) assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.75% to 1.20% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Enhanced No Lapse Guarantee, Term Insurance and Death Benefit Guarantee, Deduction Amount Waiver, Waiver of Specified Amount Disability Benefit and Accidental Death Benefit.

These deductions range from:

  -  $.01-$.06 per $1,000 of Face Amount

  -  $.083-$179.44 per $1,000 of net amount at risk

  -  6.9%-34.5% of the monthly deduction amount

  -  $.04-$.20 per $1.00 of the specified amount

  -  These charges are a redemption of units.

_____________________________________ SA-64 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2003     2002     2001
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,169   $2,079   $2,157
   Earned premiums and other                                 934      574      927
   Net investment income                                   1,764    1,572    1,491
   Net realized capital gains (losses)                         1     (276)     (87)
                                                          ------------------------
                                     TOTAL REVENUES        4,868    3,949    4,488
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          2,726    2,275    2,536
   Insurance expenses and other                              625      650      621
   Amortization of deferred policy acquisition
    costs and present value of future profits                660      531      566
   Dividends to policyholders                                 63       65       69
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,074    3,521    3,792
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                             794      428      696
   Income tax expense                                        168        2       44
   Income before cumulative effect of accounting
    changes                                                  626      426      652
   Cumulative effect of accounting changes, net of
    tax                                                       --       --       (6)
                                                          ------------------------
                                         NET INCOME       $  626   $  426   $  646
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2003          2002
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $28,511 and $23,675)      $ 30,085      $ 24,786
   Equity securities, available for sale, at fair
    value (cost of $78 and $137)                             85           120
   Policy loans, at outstanding balance                   2,470         2,895
   Other investments                                        639           918
                                                      -------------------------
                                  TOTAL INVESTMENTS      33,279        28,719
                                                      -------------------------
   Cash                                                      96            79
   Premiums receivable and agents' balances                  17            15
   Reinsurance recoverables                               1,297         1,477
   Deferred policy acquisition costs and present
    value of future profits                               6,088         5,479
   Deferred income taxes                                   (486)         (243)
   Goodwill                                                 186           186
   Other assets                                           1,238         1,073
   Separate account assets                              130,225       105,316
                                                      -------------------------
                                       TOTAL ASSETS    $171,940      $142,101
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  6,518      $  5,724
   Other policyholder funds                              25,263        23,037
   Other liabilities                                      3,330         2,207
   Separate account liabilities                         130,225       105,316
                                                      -------------------------
                                  TOTAL LIABILITIES     165,336       136,284
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 12
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,041
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            711           574
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         710           573
                                                      -------------------------
   Retained earnings                                      3,648         3,197
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       6,604         5,817
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $171,940      $142,101
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2003
 Balance, December 31, 2002                $6     $2,041         $463            $111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
   Cumulative translation
    adjustments                                                                                                            --
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240         $728            $(17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041         $463            $111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                $6     $1,045         $ 16            $ --          $--        $2,125       $3,192
 Comprehensive income
   Net income                                                                                                646          646
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change (2)                                         (18)             21                                       3
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                116                                                     116
   Net gain on cash flow
    hedging instruments                                                            42                                      42
   Cumulative translation
    adjustments                                                                                 (2)                        (2)
 Total other comprehensive
  income                                                                                                                  159
   Total comprehensive income                                                                                             805
 Capital contribution from
  parent                                             761                                                                  761
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2001            $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $143, $188 and $62 for the years ended December 31, 2003, 2002 and 2001, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(69) and $26 for the years ended
    December 31, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were no reclassification adjustments for after-tax losses realized in net income for the year ended December 31, 2003. There were reclassification adjustments for after-tax losses realized in net income of $(170) and $(40) for the years ended December 31, 2002 and 2001, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2003      2002      2001
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   626   $   426   $   646
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                     (1)      276        87
   Cumulative effect of accounting changes, net of
    tax                                                    --        --         6
   Amortization of deferred policy acquisition
    costs and present value of future profits             660       531       566
   Additions to deferred policy acquisition costs
    and present value of future profits                (1,319)     (987)     (975)
   Depreciation and amortization                          117        19       (18)
   (Increase) decrease in premiums receivable and
    agents' balances                                       (2)       (5)        5
   Increase (decrease) in other liabilities               299       (61)      (84)
   Change in receivables, payables, and accruals          227         2       (72)
   (Decrease) increase in accrued tax                     (67)       76       115
   Decrease in deferred income tax                         65        23         7
   Increase in future policy benefits                     794       560       837
   (Increase) decrease in reinsurance recoverables         (1)     (127)       21
   Increase in other assets                              (177)     (122)      (74)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES     1,221       611     1,067
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (13,628)  (12,470)   (9,766)
   Sales of investments                                 6,676     5,781     4,568
   Maturity and principal paydowns of fixed
    maturity investments                                3,233     2,266     2,227
   Purchase of business/affiliate, net of cash
    acquired                                               --        --      (683)
   Other                                                   85        --        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES    (3,634)   (4,423)   (3,654)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                  199       235       761
   Dividends paid                                        (175)       --        --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                               2,406     3,567     1,859
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES     2,430     3,802     2,620
                                                      ---------------------------
   Net increase (decrease) in cash                         17       (10)       33
   Impact of foreign exchange                              --         2        (2)
   Cash -- beginning of year                               79        87        56
                                                      ---------------------------
   Cash -- end of year                                $    96   $    79   $    87
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (Received) During the Year for:
   Income taxes                                       $    35   $    (2)  $   (69)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," and SFAS No. 124, "Accounting for Certain Investments Held by Not-for-Profit Organizations," that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 3.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g., security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buy back shares are examples of financial instruments that should be reported as liabilities under this new guidance.

SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 150 is effective for instruments entered into or modified after May 31, 2003 and for all other

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instruments beginning with the first interim reporting period beginning after
June 15, 2003. Adoption of this Statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments", ("DIG B36") that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. DIG B36 indicates that bifurcation is necessary in a modified coinsurance arrangement when the yield on the receivable and payable is based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The Company has evaluated its modified coinsurance and funds withheld agreements and believes all but one are not impacted by the provisions of DIG B36. The one modified coinsurance agreement that requires the separate recording of an embedded derivative contains two total return swap embedded derivatives that virtually offset each other. Due to the offsetting nature of these total return swaps, the net value of the embedded derivatives in the modified coinsurance agreement had no material effect on the consolidated financial statements upon adoption of DIG B36 on October 1, 2003 and at December 31, 2003.

DIG B36 is also applicable to corporate issued debt securities that incorporate credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor. The adoption of DIG B36, as it relates to corporate issued debt securities, did not have a material effect on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued SFAS No. 149, "Amendment of SFAS No. 133 on Derivative Instruments and Hedging Activities". The Statement amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. SFAS No. 149 amends SFAS No. 133 for decisions made as part of the Derivatives Implementation Group (DIG) process that effectively required amendments to SFAS No. 133, in connection with other FASB projects dealing with financial instruments. SFAS No. 149 also clarifies under what circumstances a contract with an initial net investment and purchases and sales of when-issued securities that do not yet exist meet the characteristic of a derivative as discussed in SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statement of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003, except as stated below and for hedging relationships designated after June 30, 2003. The provisions of this statement should be applied prospectively, except as stated below.

The provisions of SFAS No. 149 that relate to SFAS No. 133 DIG issues that have been effective for fiscal quarters that began prior to June 15, 2003, should continue to be applied in accordance with their respective effective dates. In addition, the guidance in SFAS No. 149 related to forward purchases or sales of when-issued securities or other securities that do not yet exist, should be applied to both existing contracts and new contracts entered into after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Company's financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs identified which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption is permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45" or "the Interpretation"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments

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
to the guaranteed party based on changes in an underlying instrument or indices (e.g., security prices, interest rates, or currency rates) that are related to an asset, liability or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements
No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS
No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted EITF Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 17.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 6.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in

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
Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies accounting criteria under which a derivative can qualify for hedge accounting. In order to receive hedge accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Hedge accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2.)

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") issued Statement of
Position 03-3, "Accounting for Certain Loans or Debt Securities", (SOP 03-3). SOP 03-3 addresses the accounting for differences between contractual and expected cash flows to be collected from an investment in loans or fixed maturity securities (collectively hereafter referred to as "loan(s)") acquired in a transfer if those differences are attributable, at least in part, to credit quality. SOP 03-3 limits the yield that may be accreted to the excess of the estimated undiscounted expected principal, interest and other cash flows over the initial investment in the loan. SOP 03-3 also requires that the excess of contractual cash flows over cash flows expected to be collected not be recognized as an adjustment of yield, loss accrual or valuation allowance. SOP 03-3 is effective for loans acquired in fiscal years beginning after December 15, 2004. For loans acquired in fiscal years beginning on or before December 15, 2004 and within the scope of Practice Bulletin 6 "Amortization of Discount on Certain Acquired Loans", SOP 03-3, as it pertains to decreases in cash flows expected to be collected, should be applied prospectively for fiscal years beginning after December 15, 2004. Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In July 2003, AcSEC issued a final Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "SOP"). The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

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The SOP is effective for financial statements for fiscal years beginning after
December 15, 2003. At the date of initial application, January 1, 2004, the estimated cumulative effect of the adoption of the SOP on net income and other comprehensive income was comprised of the following individual impacts:

                                                                                          Other
                                                                                      Comprehensive
                                                                     Net Income          Income
                                                                     ------------------------------
CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB reserves for annuity contracts                        $(50)*            $ --
Reclassifying certain separate accounts to general accounts               30               294
Other                                                                     (1)               (2)
                                                                     ------------------------------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION            $(21)             $292
                                                                     ------------------------------

    * As of September 30, 2003, the Company estimated the cumulative effect of adopting this provision of the SOP to be between $25 and $35, net of amortization of DAC and taxes. During the fourth quarter, industry and the largest public accounting firms reached general consensus on how to record the reinsurance recovery asset related to GMDB's. This refinement resulted in the increase to the cumulative effect adjustment as of January 1, 2004.

DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company sells variable annuity contracts that offer various guaranteed death benefits. For certain guaranteed death benefits, the Company pays the greater of
(1) the account value at death; (2) the sum of all premium payments less prior withdrawals; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The Company currently reinsures a significant portion of these death benefit guarantees associated with its in-force block of business. As of January 1, 2004, the Company has recorded a liability for GMDB and other benefits sold with variable annuity products of $191 and a related reinsurance recoverable asset of $108. The determination of the GMDB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred acquisition costs.

Through December 31, 2003, the Company had not recorded a liability for the risks associated with GMDB offered on the Company's variable annuity business, but had consistently recorded the related expenses in the period the benefits were paid to contractholders. Net of reinsurance, the Company paid $51 and $49 for the years ended December 31, 2003 and 2002, respectively, in GMDB benefits to contractholders.

At December 31, 2003, the Company held $86.5 billion of variable annuities that contained guaranteed minimum death benefits. The Company's total gross exposure (i.e. before reinsurance), or net amount at risk (the amount by which current account values in the variable annuity contracts are not sufficient to meet its GMDB commitments), related to these guaranteed death benefits as of December 31, 2003 was $11.4 billion. Due to the fact that 81% of this amount was reinsured, the Company's net exposure was $2.2 billion. However, the Company will only incur these guaranteed death benefit payments in the future if the policyholder has an in-the-money guaranteed death benefit at their time of death.

The Individual Life segment sells universal life-type contracts with certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The assumptions used in the determination of the secondary guarantee liability are consistent with those used in determining estimated gross profits for purposes of amortizing deferred policy acquisition costs. Based on current estimates, the Company expects the cumulative effect on net income upon recording this liability to be not material. The establishment of the required liability will change the earnings pattern of these products, lowering earnings in the early years of the contract and increasing earnings in the later years. Currently there is diversity in industry practice and inconsistent guidance surrounding the application of the SOP to universal life-type contracts. The Company believes consensus or further guidance surrounding the methodology for determining reserves for secondary guarantees will develop in the future. This may result in an adjustment to the cumulative effect of adopting the SOP and could impact future earnings.

SEPARATE ACCOUNT PRESENTATION

The Company has recorded certain MVA fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore, does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities for CRC, of $10.8 billion, were revalued at current account value in the general account to $10.1 billion. The related separate account assets of $11.0 billion were also reclassified to the general account. Fixed maturities and equity securities were reclassified to the general account, as

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available for sale securities, and will continue to be recorded at fair value, however, subsequent changes in fair value, net of amortization of deferred acquisition costs and income taxes, will be recorded in other comprehensive income rather than net income. On January 1, 2004, the Company recorded a cumulative effect adjustment to earnings equal to the revaluation of the liabilities from fair value to account value plus the adjustment to record unrealized gains (losses) on available for sale invested assets, previously recorded as a component of net income, as other comprehensive income. The cumulative adjustments to earnings and other comprehensive income were recorded net of amortization of deferred acquisition costs and income taxes Through December 31, 2003, the Company had recorded CRC assets and liabilities on a market value basis with all changes in value (market value spread) included in current earnings as a component of other revenues. Upon adoption of the SOP, the components of CRC spread on a book value basis will be recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders will be recognized as incurred.

Certain other products offered by the Company recorded in separate account assets and liabilities through December 31, 2003, were reclassified to the general account upon adoption of the SOP.

INTERESTS IN SEPARATE ACCOUNTS

As of December 31, 2003, the Company had $24 representing unconsolidated interests in its own separate accounts. These interests were recorded as available for sale equity securities, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified $11 to investment in trading securities, where the Company's proportionate beneficial interest in the separate account was less than 20%. Trading securities are recorded at fair value with changes in fair value recorded to net investment income. In instances where the Company's proportionate beneficial interest was between 20-50%, the Company reclassified $13 of its investment to reflect the Company's proportionate interest in each of the underlying assets of the separate account. The Company has designated its proportionate interest in these equity securities and fixed maturities as available for sale.

SALES INDUCEMENTS

The Company currently offers enhanced or bonus crediting rates to contractholders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon adopting the SOP, the future expense associated with offering a bonus will be deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred acquisition costs. Effective January 1, 2004, amortization expense associated with expenses previously deferred will be recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

STOCK-BASED COMPENSATION

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure an Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of SFAS No. 123. In January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock-based compensation and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2003, 2002 and 2001 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper and equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholder's equity as a component of AOCI. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. The limited partnerships are accounted for under the equity method and accordingly the partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing services, independent broker quotations or pricing matrices which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, a significant percentage of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2003 and 2002, primarily consisted of non-144A private placements and have an average duration of 4.3 and 4.5, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2003 and 2002:

                                                            2003                                    2002
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $24,668               82.0%             $19,149               77.2%
Priced via broker quotations                          2,037                6.8%               2,819               11.4%
Priced via matrices                                   2,129                7.1%               1,825                7.4%
Priced via other methods                                151                0.5%                 155                0.6%
Short-term investments (1)                            1,100                3.6%                 838                3.4%
                                            -----------------------------------------------------------------------------
                              TOTAL                 $30,085              100.0%             $24,786              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY INVESTMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, ("non-EITF Issue No. 99-20 securities"), that are depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless the depression is the result of rising interest rates or significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. Non-EITF Issue No. 99-20 securities depressed less than twenty percent or depressed twenty percent or more but for less than six months are also reviewed to determine if an other-than-temporary impairment is present. The primary factors considered in evaluating whether a decline in value for non-EITF Issue

No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and
(d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

For securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $1 for the years ended December 31, 2003, 2002 and 2001. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Net investment income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions. (For a further discussion, see Note 3.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. Fair value is based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the Consolidated Balance Sheet, excluding embedded derivatives. Embedded derivatives are recorded in the Consolidated Balance Sheets with the associated host instrument.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings.

Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.
NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment under SFAS No. 133. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses. During 2003, the Company began recording periodic net coupon settlements in net realized capital gains and losses and reclassified prior period amounts to conform to the current year presentation.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING
At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is assessed using the quantitative methods, prescribed by SFAS No. 133, as amended, including the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method" depending on the hedge strategy. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments or products that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed 7% of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. The policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. In valuing the embedded derivative, the Company attributes a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are recorded in fee income.

For all contracts in effect through July 6, 2003, the Company entered into a third party reinsurance arrangement to offset its exposure to the GMWB for the lives of those contracts. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to this reinsured GMWB are recorded in net realized capital gains and losses. As of July 6, 2003, the Company exhausted all but a small portion of the reinsurance capacity under this current arrangement, as it relates to new business, and will be ceding only a very small number of new contracts subsequent to July 6, 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. See Note 13 "Transactions with Affiliates" for information on this arrangement.

SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income. Beginning January 1, 2004, products previously recorded in guaranteed separate accounts through December 31, 2003, will be recorded in the general account in accordance with the Company's adoption of the SOP. See
Note 2 of Notes to Consolidated Financial Statements for a more complete discussion of the Company's adoption of the SOP.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. These deferred costs, together with the present value of future profits of acquired business, are recorded as an asset commonly referred to as deferred policy acquisition costs and present value of future profits ("DAC"). At December 31, 2003 and 2002, the carrying value of the Company's DAC was $6.1 billion and $5.5 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2003 and 2002. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5% to 8.5% for both years ended December 31, 2003 and 2002.

The Company has developed sophisticated modeling capabilities to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2003, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2003 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary. Furthermore, the Company has estimated that the present value of the EGPs is likely to remain within a reasonable range if overall separate account returns decline by 15% or less for 2004, and if certain other assumptions that are implicit in the computations of the EGPs are achieved.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary. To illustrate the effects of this process, assume the Company had concluded that a revision of the Company's EGPs was required at December 31, 2003. If the Company assumed a 9% average long-term rate of growth from December 31, 2003 forward along with other appropriate assumption changes in determining the revised EGPs, the Company estimates the cumulative increase to amortization would be approximately $60-$70, after-tax. If instead the Company were to assume a long-term growth rate of 8% in determining the revised EGPs, the adjustment would be approximately $75-$90, after-tax. Assuming that such an adjustment were to have been required, the Company anticipates that there would have been immaterial impacts on its DAC amortization for the 2004 and 2005 years exclusive of the adjustment, and that there would have been positive earnings effects in later years. Any such adjustment would not affect statutory income or surplus, due to the prescribed accounting for such amounts that is discussed above.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence this determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,112 on December 31, 2003), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2003, the Company believed variable annuity separate account assets could fall by at least 40% before portions of its DAC asset would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS

The Company establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $24.0 billion and $21.6 billion, as of December 31, 2003 and 2002, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 6% and 8% as of December 31, 2003, 2002 and 2001, respectively, of total life insurance in force. Dividends to policyholders were $63, $65 and $68 for the years ended December 31, 2003, 2002 and 2001, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2003        2002        2001
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities income                                              $1,425      $1,235      $1,105
Policy loans income                                                     207         251         304
Other investment income                                                 152         103          95
                                                                     ------------------------------
Gross investment income                                               1,784       1,589       1,504
Less: Investment expenses                                                20          17          13
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $1,764      $1,572      $1,491
                                                                     ------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $   (6)     $ (285)     $  (52)
Equity securities                                                        (7)         (4)        (17)
Periodic net coupon settlements on non-qualifying
 derivatives                                                             29          13           4
Other                                                                   (16)         (1)        (23)
Change in liability to policyholders for net realized
 capital gains                                                            1           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $    1      $ (276)     $  (87)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES
Gross unrealized gains                                               $   11      $    2      $    1
Gross unrealized losses                                                  (4)        (19)         (8)
                                                                     ------------------------------
Net unrealized gains (losses)                                             7         (17)         (7)
Deferred income taxes and other items                                     2          (6)         (1)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5         (11)         (6)
Balance -- beginning of year                                            (11)         (6)         (2)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   16      $   (5)     $   (4)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $1,715      $1,389      $  514
Gross unrealized losses                                                (141)       (278)       (305)
Net unrealized gains credited to policyholders                          (63)        (58)        (24)
                                                                     ------------------------------
Net unrealized gains                                                  1,511       1,053         185
Deferred income taxes and other items                                   788         579          65
                                                                     ------------------------------
Net unrealized gains, net of tax                                        723         474         120
Balance -- beginning of year                                            474         120          18
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  249      $  354      $  102
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   641                 8                    (2)                647
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,059                33                    (4)              2,088
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  International governments                              641                55                    (1)                695
  Public utilities                                     1,195               103                    (5)              1,293
  All other corporate including
   international                                      13,808             1,170                   (41)             14,937
  All other corporate -- asset-backed                  8,649               339                   (81)              8,907
  Short-term investments                               1,210                 1                    --               1,211
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2002
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   255            $    9                 $  --             $   264
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,063                64                    (2)              2,125
  States, municipalities and political
   subdivisions                                           27                 4                    (1)                 30
  International governments                              422                43                    (1)                464
  Public utilities                                     1,160                70                   (29)              1,201
  All other corporate including
   international                                      11,094               822                  (128)             11,788
  All other corporate -- asset-backed                  7,152               348                  (100)              7,400
  Short-term investments                                 940                 1                    --                 941
  Certificates of deposit                                561                28                   (17)                572
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $23,675            $1,389                 $(278)            $24,786
                                                    ----------------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2003 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 3,129            $  3,141
Over one year through five years                          10,692              11,146
Over five years through ten years                          7,437               7,912
Over ten years                                             7,253               7,886
                                                      -------------------------------
                                        TOTAL            $28,511            $ 30,085
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS

Investments that were non-income producing as of December 31, are as follows:

                                                  2003                     2002
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
All other corporate --
 asset-backed                               $ 2         $ 4          $--         $--
All other corporate including
 international                               12          30           24          36
                                         -----------------------------------------------
                           TOTAL            $14         $34          $24         $36
                                         -----------------------------------------------

For 2003, 2002 and 2001, net investment income was $17, $13 and $2, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                               December 31,
                                                      ------------------------------
                                                       2003        2002        2001
                                                      ------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                         $6,205      $5,617      $4,613
Gross gains                                              196         117          82
Gross losses                                             (71)        (60)        (44)
SALE OF EQUITY SECURITIES
Sale proceeds                                         $  107      $   11      $   42
Gross gains                                                4          --          --
Gross losses                                              (3)         (3)        (17)
                                                      ------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity.

SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding securities subject to EITF Issue No. 99-20, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and sponsored)          $  235     $  233      $ (2)       $ --      $ --       $ --
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored) -- asset-backed                         372        368        (4)          1         1         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
International governments                            26         25        (1)         --        --         --
Public utilities                                    120        119        (1)         56        52         (4)
All other corporate including
 international                                    1,176      1,147       (29)        291       279        (12)
All other corporate -- asset-backed                 768        759        (9)        142       141         (1)
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
                           TOTAL EQUITY              41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
  TOTAL TEMPORARILY IMPAIRED SECURITIES          $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                       $  235     $  233      $ (2)
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored) --
 asset-backed                                                            373        369        (4)
States, municipalities and political subdivisions                        160        153        (7)
International governments                                                 26         25        (1)
Public utilities                                                         176        171        (5)
All other corporate including international                            1,467      1,426       (41)
All other corporate -- asset-backed                                      910        900       (10)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
                                                                     -------------------------------
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
                                                TOTAL EQUITY              44         40        (4)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $3,391     $3,317      $(74)
                                                                     -------------------------------

The following discussion refers to the data presented in the table above.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the schedule above was financial services which is included within the other corporate including international and nonredeemable preferred stock categories above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions continue to be priced at or greater than 80% of amortized cost. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios greater than 80%.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.
The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the Consolidated Balance Sheets as of December 31, as follows:

                                                                       Asset Values         Liability Values
                                                                   --------------------------------------------
                                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Other investments                                                   $  116       $179        $ --          --
Fixed maturities                                                         7         10          --          --
Reinsurance recoverables                                                --         48         115          --
Other policyholder funds and benefits payable                          115         --          --          48
Other liabilities                                                       --         --         186          78
                                                                   --------------------------------------------
                                                            TOTAL   $  238       $237        $301      $  126
                                                                   --------------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because associated gains and losses generally accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets (liabilities) are presented on a net basis as of December 31 in the following table.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to
  fund liabilities.                                                 $ 1,889    $ 2,494      $  98      $  184

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                                703        386       (147)        (30)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against
  increases in LIBOR (the benchmark interest rate). In addition, interest rate swaps are used to hedge the changes in fair value
  of certain fixed rate liabilities due to changes in LIBOR.            112         30         (5)         --

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                            51        129         (1)         (3)

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                     1,466        516         11          --

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the issuer. Credit events typically include failure on the part of the issuer to make a fixed dollar amount of contractual
  interest or principal payments or bankruptcy. The maximum
  potential future exposure to the Company is the notional value of the swap contracts, $49 and $49, after-tax, as of
  December 31, 2003 and 2002, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of
  December 31, 2003 and 2002, the maximum potential future
  exposure to the Company from such contracts is $130 and $68,
  after-tax, respectively.                                          $   275    $   307      $ (18)     $  (42)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                          276        742          1          --

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to convert interest receipts
  on floating-rate fixed maturity investments to fixed rate.          1,702      1,512         29          10

Foreign currency swaps and put and call options
  The Company enters into foreign currency swaps, purchases
  foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January
  2003 for a loss of $1, after-tax.                                     104        353        (31)         (8)

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ('GRB') if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater (For a further
  discussion, see Note 2). The notional value of the embedded
  derivative is the GRB balance.                                     14,961      2,760        115         (48)
                                                                   --------------------------------------------

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           14,961      2,760       (115)         48
                                                                   --------------------------------------------
                                                            TOTAL   $36,500    $11,989      $ (63)     $  111
                                                                   --------------------------------------------

For the years ended December 31, 2003, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial. For the years ended December 31, 2003, 2002 and 2001, the Company recognized an after-tax net gain (loss) of $(3), $1 and ($11), respectively, (reported as net realized capital gains and losses in the Consolidated Statements of Operations), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment including the periodic net coupon settlements.

As of December 31, 2003 and 2002, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twenty-four months are $6 and $7, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twenty-four months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2003, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2003, the fair value of the loaned securities was approximately $780 and was included in fixed maturities in the Consolidated Balance Sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0.5 for the year ended December 31, 2003, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2003 and 2002, collateral pledged of $209 and $8, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2003 and 2002 were as follows:

                                                                     2003      2002
                                                                     --------------
LOANED SECURITIES AND COLLATERAL PLEDGED
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                      $410      $ --
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored -- asset-backed)                                         3         8
International governments                                              11        --
Public utilities                                                       15        --
All other corporate including international                           366        --
All other corporate -- asset-backed                                   184        --
                                                                     --------------
                                                       TOTAL         $989      $  8
                                                                     --------------

As of December 31, 2003 and 2002, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $996 and $407, respectively. At December 31, 2003 and 2002, only cash collateral of $869 and $173, respectively, was invested and recorded in the Consolidated Balance Sheets in fixed maturities and with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002 all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2003 and 2002 were as follows:

                                                                2003                           2002
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $30,085        $30,085         $24,786        $24,786
  Equity securities                                          85             85             120            120
  Policy loans                                            2,470          2,470           2,895          2,895
  Other investments                                         639            639             918            918
LIABILITIES
  Other policyholder funds (1)                          $23,957        $24,320         $20,418        $20,591
                                                    -----------------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.
The following tables show net income for the years ended December 31, 2003, 2002 and 2001, with the 2001 period adjusted for goodwill amortization recorded.

                                                                   2003       2002       2001
                                                                   --------------------------
NET INCOME
  Income before cumulative effect of accounting changes            $626       $426       $652
  Goodwill amortization, net of tax                                  --         --          4
                                                                   --------------------------
  Adjusted income before cumulative effect of accounting
   changes                                                          626        426        656
  Cumulative effect of accounting changes, net of tax                --         --         (6)
                                                                   --------------------------
                                         ADJUSTED NET INCOME       $626       $426       $650
                                                                   --------------------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                   2003                              2002
                                                        -------------------------------------------------------------
                                                                       Accumulated                       Accumulated
                                                        Carrying           Net            Carrying           Net
                                                         Amount        Amortization        Amount        Amortization
                                                        -------------------------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                         $490             $115             $529             $76
                                                        -------------------------------------------------------------

Net amortization expense for the years ended December 31, 2003, 2002 and 2001 was $39, $39 and $37, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2004                                  $     35
2005                                  $     30
2006                                  $     29
2007                                  $     25
2008                                  $     24
----------------------------------------------

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2003 and 2002. For further discussions of the adoption of SFAS No. 142, see Note 2.

7. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $130.2 billion and $105.3 billion at December 31, 2003 and 2002, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $118.1 billion and $93.5 billion at December 31, 2003 and 2002, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $12.1 and $11.8 billion at December 31, 2003 and 2002, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $139 and $384 at December 31, 2003 and 2002, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.0% and 6.3% as of December 31, 2003 and 2002, respectively. The assets that support these liabilities were comprised of $11.7 billion and $11.1 billion in fixed maturities at December 31, 2003 and 2002, respectively, and $106 and $385 of other invested assets at December 31, 2003 and 2002, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(81) and $135 in carrying value and $2.6 billion and $3.6 billion in notional amounts as of December 31, 2003 and 2002, respectively.

8. STATUTORY RESULTS

                              For the years ended December 31,
                            ------------------------------------
                             2003           2002           2001
                            ------------------------------------
Statutory net income
 (loss)                     $  801         $ (305)        $ (485)
                            ------------------------------------
Statutory capital and
 surplus                    $3,115         $2,354         $2,412
                            ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2003, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2004, without prior approval, is $550.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The impact of applying the new guidance resulted in a benefit of approximately $38 in statutory surplus.

9. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $19, $10 and $11 in 2003, 2002 and 2001, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2003, 2002 and 2001.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $6 for the years ended December 31, 2003, 2002 and 2001, respectively.

10. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2003, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2003, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2003           2002           2001
                                                                     ------------------------------------
Gross premiums                                                       $3,780         $3,324         $4,033
Reinsurance assumed                                                      43             45             79
Reinsurance ceded                                                      (720)          (716)        (1,028)
                                                                     ------------------------------------
                                       NET RETAINED PREMIUMS         $3,103         $2,653         $3,084
                                                                     ------------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999 (see further discussion in Note 12).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $550, $670 and $693 for the years ended December 31, 2003, 2002 and 2001, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit (GMDB) feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 2. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $78, $96 and $178 in 2003, 2002 and 2001, respectively, and accident and health premium of $305, $373 and $418, respectively, to HLA.

11. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 21%, 1% and 6% in 2003, 2002 and 2001, respectively.

Income tax expense (benefit) is as follows:

                                                                        For the years ended December 31,
                                                                       -----------------------------------
                                                                       2003           2002           2001
                                                                       -----------------------------------
Current                                                                $ 13            $4            $(202)
Deferred                                                                155            (2)             246
                                                                       -----------------------------------
                                          INCOME TAX EXPENSE           $168            $2            $  44
                                                                       -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2003           2002           2001
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $278           $150           $244
Tax preferred investments                                               (87)           (63)           (60)
IRS audit settlement (See Note 13)                                       --            (76)            --
Tax adjustment (See Note 13)                                            (21)            --           (144)
Foreign related investments                                              (4)            (6)            --
Other                                                                     2             (3)             4
                                                                       ----------------------------------
                                                       TOTAL           $168           $  2           $ 44
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2003            2002
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 638           $ 699
Financial statement deferred policy acquisition costs and
 reserves                                                              (713)           (751)
Employee benefits                                                         5              13
Net unrealized capital losses (gains) on securities                    (535)           (422)
Net operating loss carryforward/Minimum tax credits                     124             249
Investments and other                                                    (5)            (31)
                                                              -----------------------------
                                                       TOTAL          $(486)          $(243)
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $141 and $89 as of December 31, 2003 and 2002, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized as reductions of future taxable income. Accordingly, no valuation allowance has been recorded. Included in the total net deferred tax liability is a deferred tax asset for net operating losses of $50, which expire in 2017 - 2023.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus

Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2003.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Company is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life Insurance Company ("HLIC") and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 against HLIC and ICMG after a jury trial on the trade secret and breach of contract claims, and HLIC and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, HLIC and ICMG will pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 after-tax benefit in the third quarter of 2003, to reflect the Company's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with guaranteed minimum death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to the Company's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $31, $31 and $22 in 2003, 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2004                   $     28
2005                         25
2006                         23
2007                         21
2008                         20
Thereafter                   37
                       --------
                TOTAL  $    154
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $12, $10 and $11 in 2003, 2002 and 2001, respectively.

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company is currently under audit for the 1998-2001 tax years. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years

Throughout the IRS audit of the 1996-1997 years, the Company and the IRS engaged in a dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60.

Early in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The total DRD benefit related to the 2002 tax year was $63.

During the second quarter of 2003 the Company recorded a benefit of $23, consisting primarily of a change in estimate of the DRD tax benefit reported during 2002. The change in estimate was the result of actual 2002 investment performance on the related separate accounts being unexpectedly out of pattern with past performance, which had been the basis for the estimate. The total DRD benefit relating to the 2003 tax year recorded during the twelve months ended December 31, 2003 was $87.

The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other tax-related items, and will adjust its estimate of the probable outcome of these issues as developments warrant.

UNFUNDED COMMITMENTS

At December 31, 2003, Hartford Life Insurance Company has outstanding commitments totaling $214, of which $152 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $62 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage loans. These have a commitment period that expires in less than one year.

13. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

The Company's employees are included in The Hartford's non-contributory defined benefit pension benefit plans and the Company is allocated expense for these plans by The Hartford. On September 30, 2003, Hartford Life, Inc. assumed the Company's intercompany payable of $49 for the reimbursement of costs associated with the defined benefit pension plans. As a result, the Company reported $49 as a capital contribution during the quarter ended September 30, 2003 to reflect the extinguishment of the intercompany payable.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2003, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(26).

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Corporate and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk CHARGES. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Corporate. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in Corporate. Credit related net capital losses are retained by Corporate. However, in exchange for retaining credit related losses, Corporate charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2003        2002        2001
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  3,374    $  2,694    $  2,947
  Individual Life                                              893         858         774
  COLI                                                         482         592         717
  Other                                                        119        (195)         50
                                                         ----------------------------------
                                         TOTAL REVENUES   $  4,868    $  3,949    $  4,488
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $  1,254    $  1,049    $    865
  Individual Life                                              222         224         205
  COLI                                                         215         276         352
  Other                                                         73          23          69
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,764    $  1,572    $  1,491
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS
  Investment Products                                     $    494    $    385    $    413
  Individual Life                                              165         146         153
  COLI                                                           1          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    660    $    531    $    566
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $     65    $     87    $    111
  Individual Life                                               64          59          54
  COLI                                                          22          14          17
  Other                                                         17        (158)       (138)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $    168    $      2    $     44
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    414    $    343    $    375
  Individual Life                                              134         116         106
  COLI                                                          46          31          36
  Other                                                         32         (64)        129
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    626    $    426    $    646
                                                         ----------------------------------
ASSETS
  Investment Products                                     $126,158    $ 96,865    $106,497
  Individual Life                                            9,484       8,173       9,248
  COLI                                                      29,593      30,326      26,835
  Other                                                      6,705       6,737       2,853
                                                         ----------------------------------
                                           TOTAL ASSETS   $171,940    $142,101    $145,433
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,656    $  1,451    $  1,397
    Other                                                    1,718       1,243       1,550
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      3,374       2,694       2,947
                                                         ----------------------------------
  Individual Life                                              893         858         774
  COLI                                                         482         592         717
                                                         ----------------------------------
                              TOTAL REVENUES BY PRODUCT   $  4,749    $  4,144    $  4,438
                                                         ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2003 AND 2002 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2003      2002      2003     2002       2003     2002       2003      2002
                                     ------------------------------------------------------------------------------
Revenues                              $1,018    $1,072    $1,186     $921     $1,449     $952     $1,215    $1,004
Benefits, claims and expenses            888       895       970      863      1,229      873        987       890
Net income                               100       132       189       57        167      146        170        91
                                     ------------------------------------------------------------------------------

17. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.